Calvert

Investments that make a difference®

September 30, 2001

Annual Report

Calvert Social

Investment Fund

Table

of

Contents

President's Letter

1

Chairman's Letter

2

Portfolio

Manager Remarks

5

Report of

Independent Public Accountants

25

Schedules of Investments

26

Statements

of Assets and Liabilities

52

Statements

of Operations

56

Statements

of Changes in

Net Assets

59

Notes to

Financial Statements

69

Financial Highlights

76

Dear Shareholders:

It is impossible to anticipate the full economic and investment impact of the devastating events of September 11th on U.S. and world financial markets and investors. However, while these acts of terror have surely exacerbated pre-existing and short-term weaknesses in global economies and markets, our long-term outlook remains positive.

Prior to the attack on the World Trade Center and Pentagon, stocks in the U.S. and most developed nations were trading lower on concerns about rising unemployment and continued erosion of profits. The economic slowdown which started in late 2000 did not show signs of reversing in the last half of this year, as some had speculated it would.

Despite near-term depressed economic growth, infusion of liquidity into the markets and the U.S. economy through continued action of the Federal Reserve (coupled with Congress's recent multi-billion dollar economic relief package) should provide a counterbalance to the effects of September's tragic events. We anticipate that while some sectors - most notably tourism, insurance, and airline transportation - are facing significant challenges, others may benefit.

In summary, while the outlook may appear somewhat bleak for the near-term, our long-term view remains confident. We believe the underlying strengths of our markets, economy, and nation will prevail.

I would like to reiterate the importance of keeping a long-term perspective and a diversified portfolio and in seeking the counsel of your financial professional as you make investment decisions. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,

Barbara J. Krumsiek

President and CEO

October 26, 2001

Dear Investor:

Americans have exhibited a strong desire to work as one in response to recent terrorist attacks. We have donated blood, raised money for victims' families, and acknowledged the need for understanding and unity with citizens of all national backgrounds and religions. We are also united in having experienced the confusion, powerlessness, and fear which are an everyday mindset for people in much of the world.

As a fund investor, you have been at the forefront of investors acknowledging that social justice, economic opportunity, and, inevitably, personal freedom and safety, are inextricably linked. Your investment continues to seek a just and humane world.

A look at the year just completed

Portfolio performance

As the fund's fiscal year ended, just days following the September 11 terrorist attacks, the majority of our portfolios performed well relative to their respective benchmarks, given the markets and the economy worldwide. Exceptions include the Technology Portfolio, which reflected ongoing languor in the technology sector overall, and the Balanced Portfolio, the relative performance of which is now under careful management review.

Investment performance and global interdependence

Last year at this time, I wrote of Americans' financial interdependence with the rest of the world, suggesting that America cannot live in a walled garden and that imbalances in economic and social opportunity influence continued market volatility and constraints on the increasing value of financial assets. Over the past year, as in every year, your Calvert investment has worked to address those imbalances.

Social initiatives

This year, Calvert filed our highest number of shareholder resolutions ever - 14 - on issues ranging from EEO disclosure to workplace violence and global labor accountability. We are pleased to report that because of our successful work with the management of these companies to ameliorate situations of concern, we have now withdrawn 11 of these resolutions. Calvert has also engaged more than 40 companies in dialogues concerning labor and human rights standards, diversity, electronic waste (i.e., recycling computer hardware), climate change, and community lending practices.

The CSIF® High Social Impact Investments Program continues to support community credit groups which make loans at concessionary rates. In the U.S., for example, one of our investments is in the Alternatives Federal Credit Union. Among Alternatives' 20-year history of nearly 11,000 loans: a payment consolidation loan and a car loan enabling a single mother working two jobs and attending school full time to establish credit and obtain reliable transportation.

Internationally, one of our High Social Impact investments is in ACCION International, which has made loans totaling $3.2 billion over eight years to reduce poverty and unemployment in the Americas. When fire destroyed the three market stalls built by one woman over 20 years, an initial ACCION microloan and subsequent capital support enabled the owner to rebuild and eventually own 11 stalls.

This summer, Calvert expanded our Special Equities Program, which supports young companies with social vision. We are pleased with our investment in Wellspring International, Inc. as it installs innovative water conservation devices in major residential real estate developments. Another Special Equities investment is Northern Power Systems, Inc., one of the leading manufacturers of distributed renewable energy systems for locations "off the grid".

Very close to home, we continue to practice what we preach about favorable workplace conditions. Calvert was recognized in September by Washingtonian magazine as one of the best places to work in our region.

A look ahead

Markets and the economy

Caution is a reasonable attitude to psychologically impacted markets in our current economic climate. Near-term events and their economic impact, including the temporary impact of enormous liquidity added by the Fed, are difficult to predict. Our long-term view could be confident if our policy-makers provide the leadership to harness our great collective resources. The new "terrorist tax" on our economy does not really permit us to go back to business as usual.

Government policy and global realities

Our government has begun to address terrorism with a broad range of initiatives and must, as part of these efforts, address serious economic challenges in the U.S. Going forward, we encourage Congress and the administration to articulate a clear strategic vision in pursuit of peace, justice, and economic well being, recognizing and responding to the following realities:

- In our understanding of interconnectedness, we have come to terms with "global economy." We must now address "global economic participation," the "global social condition," and "global involvement" in the context of respecting national and regional identities.

- Our responsibilities as a superpower include supersensitivity and superawareness - of the disparities among rich and poor people and nations, the nuances of religious and national differences, the complexities of international understanding. Among our first sensitivities: Much of the world's population lives in political, social and economic conditions which make increasing numbers of individuals susceptible to the rallying cry of fanatics.

- As a superpower, we run the risk of all strong entities: Our power, if not exercised for the common good of people throughout the world, can be perceived as arrogance and generate both envy and hatred.

- A strong economy depends on strong productivity, and policies which increase productivity tend to be long-term in their aims. One-time tax rebates, tax cuts and credits, and other short-term economic stimulus packages that don't address issues of education, training, and other personal productivity incentives also don't address systemic - and by their nature longer-term - weaknesses and opportunities.

- At a time when Americans are searching for ways to be involved as a nation, personal sacrifice may be a well-received request. Just as buying War Bonds, limit-ing driving, and raising Victory Gardens helped civilians participate with G.I.s in World War II, similar government-led opportunities could help us all work together. For example, given the interconnectedness of global economies, we might consider a new "G.I." Bill: a Global Infrastructure effort to narrow the divide among nations.

Calvert's commitment to international cooperation

Calvert is pleased to confirm its support for the United Nations Secretary-General's Global Compact initiative. Global labor, human rights, and environmental standards are closely linked to Calvert's commitment to build a more sustainable world. We commend this initiative and support greater corporate responsibility around the world.

Your personal investing decisions

In our semi-annual report this past March, I suggested that investors would be well served by revisiting the fundamentals of asset allocation and periodic portfolio review/rebalancing. This basic principle of diversification - including holding sufficient cash reserves - remains important in these times, as does steadfast adherence to the belief that responsible investing makes a difference. Now more than ever, efforts for human rights, social justice, and international cooperation and understanding are vital. Through your participation in the Calvert Social Investment Fund, you signal your belief in a better, safer, more connected world.

Thank you for your continued investment in the nation's largest family of socially responsible mutual funds, and congratulations on the changes your collective investments are making.

Sincerely,

D. Wayne Silby,

Chairman

October 26, 2001

Money Market Portfolio Statistics

September 30, 2001

Investment Performance

.....................................6 Months...........12 Months

.......................................ended...............ended

......................................9/30/01..............9/30/01

Money

Market Portfolio............1.76%...............4.63%

Lipper Money

Market Funds Avg........1.71%...............4.50%

Maturity Schedule

.........................Weighted Average

........................9/30/01..........9/30/00

.......................51 days..........42 days

Source: Lipper Analytical Services, Inc.

Tom Dailey

of CAlvert Asset Management Company

How did the Fund perform compared to its benchmark?

For the 12 months ended September 30, 2001, the Fund shares returned 4.63%, overperforming the 4.50% return for the Lipper Money Market Funds Average.

What was the investment climate during the past 12 months?

On October 2, 2001 the Federal Reserve cut the federal funds rate by 50 basis points to 2.50%, the lowest target rate since 1962. In addition, the Board of Governors approved a 50 basis point reduction in the discount rate to 2.00%. This was the second time the Fed cut rates since the September 11th attacks. The first of the cuts came on September 17, before trading on the NYSE resumed for the first time since the attacks. These cuts highlighted the Fed's commitment to ensuring the financial markets had plenty of liquidity to function, to minimize damage to potential economic growth, and to continue to address the economic weakness present prior to the attacks. The Fed acknowledged that the actual federal funds rate would be below its target during these unusual circumstances. Since the cut on September 17th, the effective fed funds rate had been as low as .06%. This unprecedented amount of liquidity injected into the market caused short-term taxable rates on various securities to be near 1% for days after the attacks. Prior to September 11th, the Fed had cut rates seven times - a cumulative change of 300 basis points - since the beginning of the year in response to very weak employment, production, and business spending.

What was your strategy?

During the year our goal was to maintain the Fund's weighted average maturity near that of its peers. Due to the existing weak economic conditions and the Fed's easing bias the weighted average maturity was around fifty-five days for all taxable money market portfolios. With the injection of liquidity into the market, we allowed the average maturity to shorten until the markets returned to normal trading levels. Then, we resumed our existing strategy.

What is your outlook?

The full economic effects of the attacks may take some time to digest. The initial set of data on confidence and spending was not as bad as feared, although caution must be taken as this data includes survey data prior to the attacks. The duration and depth of these weakened economic circumstances depends on whether consumers and businesses view the situation as a one-time event or a prolonged situation. A quick turnaround is the most optimistic forecast and assumes that the combination of easy monetary and fiscal policy will bolster the economy until consumption improves and business capital spending recovers from its deep slump.

But, the uncertainties created by these events and the effect on the economy are extremely tentative. Other scenarios must be taken into consideration. It is possible the economy may rebound temporarily before slipping into a recession. It is also possible that the economy won't respond to the mixture of monetary and fiscal policy and fall into a prolonged slump. Many people underestimated the weakness of the U.S. economy prior to September 11. Therefore, we will continue to look for further easing in monetary policy.

October 26, 2001

Money Market Portfolio Statistics

September 30, 2001

Average Annual Total Returns

One year........................4.63%

Five year........................4.92%

Ten year........................4.41%

Since inception ...........6.00%

(10/21/82)

Total return assumes reinvestment of dividends. Past performance is no guarantee of future results.

Balanced Portfolio Statistics

September 30, 2001

Investment Performance

...................................6 Months..........12 Months

.........................................ended................ended

.......................................9/30/01..............9/30/01

Class A........................(6.49%)...........(17.74%)

Class B .......................(6.97%)...........(18.54%)

Class C .......................(6.95%)...........(18.60%)

Class I..........................(6.26%)...........(17.33%)

Lehman Aggregate

Bond Index TR...............5.20%..............12.95%

S&P 500 Index

Mthly. Reinvested.......(9.68%)............(26.61%)

Lipper Balanced

Funds Avg...................(4.92%).............(11.76%)

Ten Largest Long-Term Holdings

..........% of Net Assets

Pfizer, Inc...........................................................2.1%

Johnson & Johnson...............................2.1%

Cardinal Health, Inc.......................................1.9%

Riggs Capital Trust,

..........8.625%, 12/31/26.................................1.8%

Liberty Mutual Insurance Co.,

..........7.697%, 10/15/2097............................1.7%

Merck & Co., Inc.....................................1.5%

Illinois Tool Works, Inc

..........9.00%, 12/19/02...................................1.4%

Continental Airlines, Inc.,

..........7.707%, 4/2/21.....................................1.4%

State Street Corp............................................1.3%

Total................................................................16.7%

Investment performance does not reflect the deduction of any front-end or deferred sales charge. TR represents total return.

Source: Lipper Analytical Services, Inc.

CAMCO

Vice President

of Equities, John Nichols

How did the Portfolio perform?

For the 12 months ended September 30, 2001, the Calvert Social Investement Fund Balanced Portfolio's Class A Shares returned -17.74%, underperforming the -11.76% return of the benchmark Lipper Balanced Funds Average.

A recession-bound U.S. economy capped by the events of September 11, 2001, created one of the toughest environments in which to chart a profitable course. Widespread market pessimism fuelled by declining corporate profits and a weakening economy have hurt both stock and bond investments in the Fund. The bond portion of the Fund suffered as economic forecasts caused credit spreads to widen despite a rally in the first six months of 2001. The stock portfolio of the Fund was hurt as many of the growth-oriented stocks we hold saw sudden price drops as both profits and valuations fell.

What strategies were deployed during the period?

On the fixed income side of the Portfolio, the credit markets in 2001 have been characterized by extreme spread volatility in an environment reflecting both a consolidating economy and a weakening stock market. We have varied our credit exposure to reflect the changing environment and market levels. Credit spreads widened significantly in the fourth quarter of 2000 and we increased our exposure to the corporate market to take advantage of this buying opportunity. Then, there was a remarkable spread rally in the first half of 2001 in spite of large corporate bond issuance and a volatile and weakening stock market. By July 2001, after a significant rally in the corporate sector, we sold corporates and bought mortgages and agencies. With weakening spreads in the third quarter, we tried to be defensive by upgrading the credit quality of the Portfolio. Our strategy worked perfectly through September 10th, 2001. Unfortunately, after this date a few sectors of the corporate market to which we were exposed -- namely Airplane Equipment Trusts, certain insurance companies and travel businesses - weakened dramatically.

In what proved to be one of the worst years in stock market history, the large cap growth nature of our equity portfolio presented us with significant challenges. Anticipating signs of recovery late in the fourth quarter of this year or the first quarter of 2002, NCM increased its exposure to industries that would benefit from a stronger economy within Consumer Discretionary and Financial Services. Unfortunately these were the very same sectors that proved sensitive to the continuing downward economic spiral. On the positive side, NCM's only modest over-Balanced Portfolio Statistics

September 30, 2001

Average Annual Total Returns

....................................Class A Shares

One year...........................(21.65%)

Five year................................4.88%

Ten year................................6.92%

Since inception ...................9.55%

(10/21/82)

..................................Class B Shares

One year............................(22.61%)

Since inception ................(2.29%)

(4/1/98)

..................................Class C Shares

One year............................(19.38%)

Five year.................................4.80%

Since inception ....................5.91%

(3/1/94)

...................................Class I Shares

One year.............................(17.30%)

Since inception ...................(2.41%)

(3/1/99)

New subadvisors assumed management of the equity portion of the Portfolio effective July 1995.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results.The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different.

Balanced Portfolio Statistics

September 30, 2001

......................................................Asset Allocation

Stocks.................................................54%

Bonds.................................................45%

Cash & Cash Equivalents ......1%

...........................................................100%

weighting within Technology and an increased position in Healthcare offset some of the declines. Brown Capital's selection in the Technology, Utilities, and Capital Goods sectors also hurt performance, although it should be remembered that no technology industry group escaped fundamental deterioration and some technology companies within the sector declined as much as 80%-90%.

What is your outlook for the coming months?

While there will undoubtedly be tough times ahead, there are reasons to be guardedly optimistic about the prospects of an economic upturn if not in the immediate future. On the fixed income side of the Portfolio, the possibility of a recession and the United States in the midst of its war on terrorism, indicate the credit markets will continue to be soft in spots and to be exceedingly volatile. We will continue to be defensive and maintain a high average credit rating.

On the equity side, our managers report that while recognizing that the recovery will not be an easy one, several sectors of the economy represent particular opportunities and the market is already showing signs since September 11 of looking to brighter corporate profits in 2002 and beyond. Small and midcap stocks tend to lead the recovery in stock prices and we look to see technology, consumer cyclicals, and growth-oriented health stocks playing a leadership role. Company balance sheets are in fairly good shape despite the slowdown. Fed policy remains constructive. Stocks are more attractively priced than at any time in the recent past. With patience and tenacity we will attempt to take advantage of new opportunities as they are presented.

October 26, 2001

Balanced Portfolio Statistics

September 30, 2001

Portfolio Characteristics

(Equity holdings, excluding Special Equities)

...........................................................CSIF..........S&P

.........................................................Balanced........500

.........................................................Portfolio..........index

Number of Stocks..............................88............500

Median Market

Capitalization ($bil)......................28.55........54.28

(by portfolio weight)

Price/Earnings

Ratio................................................26.15........23.01

Earnings Per Share

Growth........................................24.36%......17.48%

Yield...............................................0.83%........1.51%

(return on capital investment)

Volatility Measures

..............................................................................CSIF..........S&P

.............................................................................Balanced........500

............................................................................Portfolio*..........index

Beta1........................................................................1.11........1.00

R-Squared2.............................................................0.92........1.00

* Equity Portion of Portfolio

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

Bond Portfolio Statistics

September 30, 2001

Investment Performance

.......................................6 Months....12 Months

........................................ended.........ended

........................................9/30/01......9/30/01

Class A............................4.93%..........13.46%

Class B ..........................4.37%...........12.31%

Class C .........................4.32%...........12.06%

Class I............................5.23%..........14.12%

Lehman Aggregate

Bond Index TR..............5.20%...........12.95%

Lipper Corporate Debt

Funds A Rated Avg......4.34%...........11.56%

Maturity Schedule

....................................Weighted Average

.........................................9/30/01..........9/30/00..........

.......................................12 years..........22 years

SEC Yields

.................................30 days ended

...............................9/30/01..........9/30/00..........

Class A .................5.34%..........5.21%

Class B ................4.53%..........4.41%

Class C ................4.31%..........3.96%

Class I...................5.56%..........5.74%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR represents total return.

Source: Lipper Analytical Services, Inc.

Greg Habeeb

of CAlvert Asset Management Company

How did the Fund perform relative to its peer group?

The CSIF Bond Portfolio Class A shares returned 13.46% for the 12 months ended September 30, 2001. The Portfolio outperformed both the Lipper Corporate Debt Funds A Rated Average of 11.56% and the Lehman Aggregate Bond Index of 12.95%. The CSIF Bond Portfolio also outperformed the Lipper A Rated Bond Fund Index over the 3- and 5-year periods.

What were the driving forces in the credit markets?

The credit markets in 2001 have continued to be characterized by extreme spread volatility in an environment of a consolidating economy and a weak stock market. Spreads widened significantly in the fourth quarter of 2000. Then, there was a remarkable spread rally in the first half of 2001 in spite of large corporate bond issuance and a volatile and weakening stock market. Next, spreads weakened in the third quarter of 2001 culminating in a significant breakdown following the September 11th World Trade Center catastrophe.

What was your strategy?

We have varied our credit exposure to reflect the changing environment and market levels. At the end of 2000, with corporate spreads at near all-time wide levels, we increased our exposure to the corporate sector. By July 2001, after a significant rally in the corporate sector, we sold corporates and bought mortgages and agencies. We tried to be defensive by upgrading the credit quality of the portfolio, raising it from an A average to an A+ average. Our strategy worked perfectly through September 10th, 2001. Unfortunately, after this date a few sectors of the corporate market, in which we were exposed, weakened dramatically. This included some collateralized airplane equipment trusts, certain insurance companies and travel businesses. However, for the year we significantly outperformed our benchmarks.

What should investors expect in the coming months?

With a heightened possibility of a recession and the United States in the midst of its war on terrorism, we expect the credit markets to continue to be soft in spots and to be exceedingly volatile. We will continue to be defensive and maintain a high average credit rating.

October 26, 2001

Bond Portfolio

Statistics

September 30, 2001

Average Annual Total Returns

...................................Class A Shares

One year.......................9.27%

Five year........................6.84%

Ten year........................6.86%

Since inception ..........7.96%

(8/24/87)

.................................Class B Shares

One year......................8.30%

Since inception ..........5.39%

(4/1/98)

.................................Class C Shares

One year.....................11.13%

Since inception ..........5.33%

(6/1/98)

..................................Class I Shares

One year......................14.19%

Since inception ..........11.26%

(3/31/00)

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A shares is plotted in the line graph. The value of an investment in another class of shares would be different.

Dan Boone

of atlanta capital

management

How did the Fund perform?

For the 12 months ended September 30, 2001, the Fund declined in value 11.82%, versus a decline of 26.61% for the S&P 500 and a decline of 26.52% for the Lipper Multi-Cap Core Funds Average.

While the Fund performed poorly on an absolute basis, it performed excellently relative to its peers and the S&P 500. In fact, we are very proud of these results as we negotiated a very treacherous market with significantly less damage to values than many other funds. For the three-year period since we began as fund manager, the Fund has produced an average annual return of 15.10% as compared to increases of 2.0% for the S&P 500 and 3.4% for the Lipper Multi-Cap Core Funds Average. For this period, we have achieved Morningstar ratings of 5, or the top 10%, compared to all equity funds as well as compared to our style group of funds.

What was your strategy?

Our investment results directly benefited from our high-quality approach to stocks. We only invest in companies with established records of consistent earnings growth. We have not invested in initial public offerings or companies with zero earnings or very volatile earnings. Thus, we missed most of the extremes of Internet stocks and their suppliers, both on the way up in 1999 and 2000 and on the way down over the last 18 months. Combining our high-quality discipline with Calvert's identification of socially responsible companies has produced an attractive universe of stocks from which to

Equity

Portfolio Statistics

September 30, 2001

Investment Performance

........................................6 Months......12 Months

........................................ended................ended

........................................9/30/01...........9/30/01

Class A........................(4.71%)..........(11.82%)

Class B .......................(5.22%)..........(12.71%)

Class C ......................(5.18%)..........(12.63%)

Class I.........................(4.55%)..........(11.49%)

S&P 500 Index

Mthly. Reinvested......(9.68%)..........(26.61%)

Lipper Multi-Cap

Core Funds Avg..........(10.76%)........(26.52%)

Ten Largest Stock Holdings

............................................................% of Net Assets

SBC Communications, Inc..........................3.8%

Johnson & Johnson............................3.6%

Merck & Co., Inc...................................3.4%

Schering-Plough Corp.................................3.3%

Pfizer, Inc........................................................3.2%

Alltel Corp.......................................................3.2%

EOG Resources, Inc.....................................3.1%

Questar Corp.................................................2.8%

Dentsply International, Inc...........................2.7%

Family Dollar Stores, Inc..............................2.6%

Total................................................................31.7%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Equity

Portfolio Statistics

September 30, 2001

Average Annual Total Returns

.....................................Class A Shares

One year............................(16.01%)

Five year..................................9.95%

Ten year..................................8.84%

Since inception ....................8.46%

(8/24/87)

................................................Class B Shares

One year..............................(17.07%)

Since inception .......................3.30%

(4/1/98)

...................................................Class C Shares

One year................................(13.50%)

Five year......................................9.97%

Since inception ..........................8.48%

(3/1/94)

.................................................Class I Shares

One year.....................................(11.49%)

Since inception ..............................4.59%

(11/1/99)

build the Fund's portfolio.

The Fund's outperformance compared to the S&P 500 came from stock selection. Overall, selection added over 15 percentage points to investment results, led by picks in the information technology, telecom service, industrial and consumer-discretionary sectors. We gave back a little of the gains in the energy sector from last year because the environmentally-friendly natural gas stocks suffered as the price of gas plummeted from $10.00 to $2.00 per mcf. Also, our slight overweighting in the information technology sector resulted in a negative contribution of about 1.5% to performance from sector weighting, despite positive help from overweighting health care.

During the past year, the market was very volatile and groups of stocks within the market often moved in opposite directions. Investors seemed to act more like traders, as many appeared to chase whichever group was currently popular. These large relative moves allowed us to buy low and sell high. For example, health care stocks declined by 16% in the first half of 2001 and then rebounded 3% in the down 14% market of the third

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A shares is plotted in the line graph.The value of an investment in another class of shares would be different. New subadvisor assumed management of the Portfolio effective September 1998.

quarter. We bought into the decline in the summer and now health care represents the largest sector commitment in the Fund.

What was the investment climate over the past 12 months?

The economy had fallen into recession prior to September 11th. A 10-year economic expansion led to overinvestment in capacity in both the old and new economies (especially in technology) and also led to a period of consumer overconsumption. The conditions were ripe to produce these excesses. An acceleration of investment in technology caused by Y2K concerns, low inflation, low interest rates, a rising stock market and real estate market, and record employment, all gave consumers confidence to spend. Times were so good that consumers not only spent their current and rising incomes, they borrowed against the future, driving savings rates to 1%, an all-time record low. Associated with these excesses, the valuations placed on stocks rose to unsustainable levels. Over the last twelve months, the situation has reversed.

Prior to September 11th, the general manufacturing and technology and telecommunications sectors were declining. One million jobs had been lost in manufacturing over the past 12 months. Within the space of 9 to 12 months, the telecommunications and high-tech sectors experienced the sharpest reversal in demand that we have observed in the last 30 years, going from 30% to 50% gains in sales to 30% to 50% declines in sales.

The one sustaining element in the economy had been consumer spending, which was holding up remarkably well, especially in spending for automobiles and for housing. This, of course, was a direct result of eight reductions in short-term interest rates by the Federal Reserve to the lowest rate since 1962. The events of September 11th and afterwards rendered a significant blow to consumer confidence. We are now faced with uncertainty over the magnitude and duration of the war

Equity Portfolio Statistics

September 30, 2001

Asset Allocation

Stocks....................................................96%

Cash & Cash Equivalents ..........4%

..............................................................100%

Equity Portfolio Statistics

September 30, 2001

Portfolio Characteristics

.......................................................CSIF..........S&P

........................................................Equity..........500

...................................................Portfolio........index

Number of Stocks..............................53.........500

Median Market

Capitalization ($bil)..................15.43..........54.28

(by portfolio weight)

Price/Earnings

Ratio............................................19.42..........23.01

Earnings Per Share

Growth ....................................18.85%........17.48%

Yield............................................1.16%........1.51%

(return on capital investment)

..........

Volatility Measures

..................................................CSIF...........S&P

...................................................Equity..........500

..............................................Portfolio..........index

Beta1............................................0.98..........1.00

R-Squared2................................0.84..........1.00

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

and the possibility of further attacks on the U.S. The anthrax scare is growing as we write.

It may be tempting to put decisions on hold until more events unfold and more information is available to rationally analyze and respond to the business and consumer-spending environment. But the very act of indecision causes a decline in activity, leading more businesses to expect the depth and duration of the recession to be extended, and causing them to accelerate or initiate cost-cutting moves. We are now experiencing high and accelerating layoffs as the economy declines. We believe the economy will contract in the third and fourth quarters of 2001 and possibly in the first quarter of 2002 and that profits will plummet by almost 25%, caught between no pricing power and negative operating leverage. Unemployment will rise to 6% and may hit 7%. The consumer will retrench because debt is high and the props of the stock market and the real estate market are weak, and the uncertainty will increase the desire for savings.

The positive in this bearish economic outlook is that these excesses were there before and in need of correction. The attacks have changed the timing by pulling the correction forward and adding depth, but they have not changed the magnitude of the adjustment needed. We believe this will also pull forward the time and speed of the subsequent recovery.

What is your outlook?

It is important to differentiate between the economic outlook and the stock market outlook. The stock market forecasts ahead and has correctly anticipated the severe contraction in economic activity and profits that we are now experiencing. In fact, we are on the verge of enduring the second-longest bear market in the post-war period -- exceeded only by 1973-1974 -- and one of the deepest.

There are many economic crosscurrents and uncertainties as mentioned above that are partially beyond analysis. Nevertheless, there are many positives emerging. The economy will reach a cyclical bottom in the first half of 2002. Inventories were contracting at a $37 billion pace in the second quarter and this is an unsustainable negative. Demand will be bolstered by two rounds of tax cuts, an energy price decline and increased government spending for defense and for rebuilding New York. The Federal Reserve has supplied plenty of money and lowered rates to a zero real rate after inflation. The savings rate is being rapidly restored, moving to 4% from 1% in less than three months. Costs and capacity are being brought in line with reduced activity. Eventually, these positive forces will engender an economic recovery in profits. On a global scale, we are addressing some long-ignored human, economic and political problems. Internally, the country is more united and bonded together than any time in the last 50 years and people, both young and old, are examining what is important in their lives.

Stock markets anticipate. We believe we are in the bottoming process as we see fundamental improvements before next summer. We expect the market to be ahead of those improvements. We expect continued high volatility and a retest of the September lows in this process but expect the market to be at least moderately higher a year from now. Now is not the time to be afraid of the stock market, but to stay the course and take advantage of the lower levels and invest for the long term.

We continue to derive comfort from the diverse group of high-quality, socially responsible companies in the portfolio. They sell at reasonable valuations, with very strong long-term growth rates ahead of them. We have made a good beginning in demonstrating that this combination can outperform and add value compared to the broad-based indexes. We are more optimistic about future long-term returns than at any time in the past two years. We appreciate your investment in the Fund and your confidence in us. We will continue to work hard to justify your trust.

October 26, 2001

Arlene RockEfellar of SSgA funds management

How did the Fund Perform?

The Enhanced Equity Portfolio's Class A shares fell 25.93% for the 12 months ended September 30, 2001, slightly outperforming the 28.42% decline for the Russell 1000 Index benchmark. The Fund started the period strong relative to the index and was able to consistently add value throughout the year, finishing 2.49% ahead of the benchmark. Security selection was the main engine of outperformance, while sector allocation was a net minus during the year.

What were the driving forces affecting Fund performance?

Even before the devastating events of September 11th, the US economy appeared poised to fall into a recession:

Corporate earnings declined for a third straight quarter, hitting a level not seen since 1958.

Capital expenditures remained meager despite easier monetary policy and increased liquidity.

Layoffs mounted, with unemployment reaching a five-year high of 4.9%.

And, most importantly, consumer confidence plummeted eight percentage points.

The U.S. equity market fell sharply for the year ended September 30, 2001, ending a healthy string of annual gains. Much of the poor performance can be blamed on the abysmal performance of growth stocks. For example, the Russell 1000 Growth Index fell 45.6% over the past year, while the Value Index declined just 8.9%. Growth stocks were buffeted by the bursting of the

Enhanced Equity

Portfolio Statistics

September 30, 2001

Investment Performance

.............................................6 Months..........12 Months

...............................................ended................ended

...............................................9/30/01..............9/30/01

Class A................................(9.29%)..........(25.93%)

Class B ..............................(9.78%)..........(26.70%)

Class C...............................(9.75%)..........(26.76%)

Class I.................................(8.90%)..........(25.40%)

Russell 1000

Index....................................(9.88%)..........(28.42%)

Lipper Large-Cap

Core Funds Avg...............(10.61%)..........(27.41%)

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Asset Allocation

Stocks....................................................99%

Cash & Cash Equivalents ..........1%

Total.....................................................100%

Enhanced Equity

Portfolio Statistics

September 30, 2001

Average Annual Total Returns

........................................................Class A Shares

One year..............................................(29.43%)

Since inception....................................(1.77%)

(4/15/98)

.........................................................Class B Shares

One year.................................................(30.40%)

Since inception.......................................(2.38%)

(4/15/98)

.........................................................Class C Shares

One year................................................(27.44%)

Since inception.......................................(0.50%)

(6/1/98)

...........................................................Class I Shares

One year.................................................(25.40%)

Since inception..........................................0.05%

(4/15/98)

technology bubble. In fact, this sector has fallen over 63% in the past twelve months. Hardly any area within technology has been spared with computer hardware, telecom, semiconductors, and software all falling more than 40%. The market finally lost patience with many of these industries, as falling prices and softening corporate IT demand damaged the profit outlook for many technology companies.

Unfortunately, the damage did not end there. In fact, with the exception of basic materials, every sector within the large cap universe fell over the past year. Capital goods, financials, energy, and utilities all fell over 10% during this time period. Most of these sectors declined in concert with a deteriorating economic picture.

What was your strategy?

While our value and sentiment component models have helped us avoid poor stock selection these past 12 months, our growth model had a disappointing year as many of the names that analysts were so bullish about one year ago performed the worst

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results. The value of an investment in Class A, B and I shares is plotted in the line graph.The value of an investment in another class of shares would be different.

over the past year. Over the past two months however, our growth model has once again resumed adding value to stock selection.

The Fund started off the period with a 1.3% overweighting in technology. Nonetheless, much of the technology over-exposure was concentrated in less volatile areas of the market, allowing the strategy to add over 1% from stock selection within this sector. The Fund also maintained an overweight to larger-cap, higher-quality technology names, such as IBM. While IBM declined over 18%, it performed much better than the rest of the sector, and added roughly 0.05% to excess return. Other higher quality overweights included Microsoft and Intel, with each company performing better than the technology sector over the past year.

Security selection was also strong within financials. The strategy benefited over 1% by maintaining strong positions in Bank of America, Fannie Mae, Freddie Mac, Fleet Boston, and Wachovia. Each of these stocks ranked well in our stock selection model, and the results did not disappoint. On the downside, the strategy suffered from a 1.1% overweight to American Express, as declining earnings pushed the stock down over 50% during the past year.

Sector allocation detracted over 1% from performance over the past year. Not surprisingly, the strategy's overweight to technology was the largest offender. The sector's 63% decline, coupled with the Fund's consistent overweight, detracted 1.35% from excess return. Maintaining a consistent underweight to Basic Materials also harmed the strategy.

The Fund began making a slight shift in its technology exposure during May of 2001. While the Fund has often maintained a systematic overweight to this sector, we became concerned that the sensitivity to rising markets, or beta, was lower for the names in the Fund than the technology names in the index. Much of this was due to the Fund owning larger and higher quality names. We became concerned that if and when technology prices begin moving higher, the Fund could lag. We purchased names that ranked high in our model that were considered "higher beta" stocks, such as Novellus, Micron Technology, and KLA-Tencor. In hindsight, this move was not helpful to the performance, particularly in the aftermath of deteriorating economic conditions, as well as the bombing of the World Trade Center.

What is your outlook?

We expect the global economy to fall into a recession this year. We anticipate

Enhanced Equity

Portfolio Statistics

September 30, 2001

Ten Largest Stock Holdings

......................................................% of Net Assets

Pfizer, Inc........4.0%

American Int'l Group, Inc...................3.5%

SBC Communications, Inc...............3.1%

Johnson & Johnson..................3.0%

Microsoft Corp.....................................2.9%

Merck & Co., Inc........................2.6%

Bank of America Corp.......................2.5%

Fannie Mae..........................................2.3%

International Business

..........Machines Corp..........................2.3%

Intel Corp.............................................2.1%

Total....................................................28.3%

Enhanced Equity

Portfolio Statistics

September 30, 2001

Portfolio Characteristics

...........................................................CSIF........Russell

......................................Enhanced Equity..........1000

......................................................Portfolio.......index

Number of Stocks...........................177........989

Median Market

Capitalization ($bil)...................33.77.........39.13

(by portfolio weight)

Price/Earnings

Ratio............................................23.26.........23.21

Earnings Per Share

Growth....................................18.99%........17.94%

Yield..........................................1.35%.........1.53%

(return on capital investment)

Volatility Measures

.......................................CSIF..........Russell

.......................Enhanced Equity......1000

...................................Portfolio.........index

Beta1.............................1.03............0.99

R-Squared2..................0.97...........0.99

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

very weak GDP numbers for the third and fourth quarters, and possibly through the first half of 2002. But as prospects for corporate earnings improve at the end of this year, we expect the equity markets to begin to rally.

Despite the gloomy economic outlook, we believe several factors could propel the market higher over the next year:

Interest rate cuts have been extremely aggressive since the beginning of this year. Lower interest rates have always been a benefit to the stock market.

Fiscal stimulus through tax rebates, tax cuts, lower tax brackets and additional fiscal tax breaks should help to stimulate consumer activity next year.

Many investors seem to miss the point that equity market benchmarks have plunged anywhere from 20% to 70% below their highs last year and are, therefore, pricing in more than just lower valuation. While stocks clearly were not discounting a concerted terrorist action against America, they have been factoring in a very disappointing profits and fundamental outlook.

Inflation is falling and will not be an obstacle, as far as we are concerned, to lower interest rates or higher share prices.

We would caution investors to resist the urge to move out of the equity market and instead urge investors to adhere to their long-term investing goals. Markets tend to move before the economy, not the other way around. If the experience of past economic downturns holds, the markets will move north well before the economic picture turns brighter. In fact, we anticipate that in hindsight this will have been a great time to acquire some great stocks at very reasonable levels.

October 26, 2001

Bob Turner of Turner Investment Partners

How did the Fund Perform?

While underperforming the Pacific Stock Exchange Technology 100 Index's 46.76% drop for the 11 months ended September 30, the Calvert Social Investment Fund Technology Portfolio's Class A Shares returned a 74.00% loss, more closely corresponding to the 66.30% decline of the Lipper Science and Technology Funds Average. For the reporting period, technology growth stocks were conspicuously out of favor.

What was your strategy?

At Turner Investment Partners, our investment strategy is focused on growth investing. We employ an active-management investing style to identify technology companies with strong earnings potential for investment in the CSIF Technology Portfolio. Our emphasis on earnings made this a trying period for growth-oriented investing.

Accounting for much of the Fund's disappointing performance were our holdings in the semiconductor and computer software industries, including semiconductor stocks Micron Technologies, Broadcom and Applied Micro Circuits and software companies I2 Technologies and Oracle Corporation. Our holdings in those two industries accounted for over 30% of the Portfolio's weighting and both industries had losses of greater than 80%. We were heavily weighted in the semiconductor and software industries because companies in those industries typically perform well in advance of improvements in the economy -- often due to early increases in demand as overall economic activity stabilizes and improves. However, the economic and political climate following the September 11 terrorist attacks dashed hopes of an economic rebound and set the

Technology

Portfolio Statistics

September 30, 2001

Investment Performance

...........................................6 Months..........From Inception

.............................................ended............10/31/00 -

.............................................9/30/01..........9/30/01

Class A...........................(33.56%)..........(74.00%)

Class B .........................(33.79%)..........(74.27%)

Class C .........................(33.79%)..........(74.13%)

Class I............................(33.16%)..........(73.80%)

PSE 100

Technology Index........(21.89%)...........(46.76%)

Lipper Science and

Technology Funds

Avg...................................(30.95%)........(66.21%)

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Ten Largest Stock Holdings

..........................................................% of Net Assets

Intel Corp.......................................................5.6%

Cisco Systems, Inc.....................................5.3%

Polycom, Inc................................................5.3%

Texas Instruments, Inc..............................5.1%

Dell Computer Corp...................................5.1%

Amgen, Inc..................................................4.8%

Flextronics International Ltd....................4.8%

VeriSign, Inc...............................................4.7%

Qualcomm, Inc...........................................4.5%

Analog Devices, Inc..................................4.5%

Total...........................................................49.7%

Asset Allocation

Stocks...........................................................98%

Cash & Cash Equivalents ................2%

Total............................................................100%

Technology

Portfolio Statistics

September 30, 2001

Total Returns

........................................................Class A Shares

Since inception ................................75.24%)

(10/31/00)

.........................................................Class B Shares

Since inception................................(75.55%)

(10/31/00)

........................................................Class C Shares

Since inception ...............................(74.39%)

(10/31/00)

.......................................................Class I Shares

Since inception ................................(73.80%)

(10/31/00)

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. Past performance is no guarantee of future results.

stage for further earnings disappointments as demand decreased.

What was the economic climate during the past 12 months?

The last year has been characterized by the most significant earnings slowdown in recent memory. Technology companies began issuing earnings warnings in the latter half of 2000. The earnings slowdown spread to the broad market in the first quarter of 2001 and continued unabated, relieved only by a brief rally during the month of April, and becoming even worse by the third quarter of 2001.

The stock market had been under considerable pressure due to concerns about corporate profits and the slumping economy. These conditions worsened during the third quarter of 2001 as a result of broadly negative investor sentiment toward growth stocks, continued economic concerns and the sharp market decline in reaction to the devastating events of September 11, 2001. The widespread investor uncertainty concerning the economic outlook and the political environment had a negative impact on traditional growth sectors and hit the technology and consumer sectors particularly hard.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results.

What is your outlook?

It is unlikely that the stock market will recover until corporate profits and consumer confidence returns. Consumer confidence remains a concern, as sweeping layoff announcements and continued fear of additional terrorist acts have further shaken the American consumer. We will continue to closely monitor consumer spending patterns as we approach the holiday season. However, we believe that a base is being built for an eventual recovery and that a number of catalysts exist that could drive the economy and the market toward that recovery. Those catalysts are the aggressive actions of the Federal Reserve to lower interest rates and the significant fiscal stimulus efforts currently underway by the Congress and the Bush Administration. We believe these actions may be effective in thwarting a protracted economic slump. In addition, while most companies had substantially lowered their earnings expectations either prior to or following the events of September 11, many technology companies have been able to meet or exceed these reduced expectations. Favorable earnings announcements from bellwether technology companies, including Cisco, IBM, Microsoft, and Dell, have helped to stabilize the technology market.

Market conditions during the last 12 months have been unprecedented and have been compounded by political uncertainty surrounding possible US action and world reaction to terrorist threats. Yet, in our view, there are many high quality technology companies with solid fundamentals that remain well positioned to deliver strong results over the long term. The technology sector continues to be a very important part of the global economy. We remain focused on identifying technology stocks that we believe have the strongest earnings potential and the most favorable fundamentals.

Thank you for your investment in the CSIF Technology Portfolio.

October 26, 2001

Technology

Portfolio Statistics

September 30, 2001

Portfolio Characteristics

..........................................CSIF..........PSE 100

..............................Technology..........Technology

......................................Portfolio.........index

Number of Stocks..............25.........100

Median Market

Capitalization ($bil).........8.50.........8.23

(by portfolio weight)

Price/Earnings

Ratio..............................(48.37).......32.59

Earnings Per Share

Growth..........................64.19%....24.18%

Yield................................0.04%......0.26%

(return on capital investment)

Volatility Measures

..................................CSIF..........PSE 100

............................Technology...Technology

..............................Portfolio......index

Beta1......................1.54......1.38

R-Squared2............0.39.....0.53

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

Report of Independent Public Accountants

To the Board of Trustees and Shareholders of Calvert Social Investment Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Calvert Social Investment Fund (comprised of the Money Market, Balanced, Bond, Equity, Enhanced Equity and Technology Portfolios, hereafter referred to as the "Funds"), as of September 30, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented, excluding the periods indicated below. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 30, 2000 of the Fund, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Social Investment Fund as of September 30, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

November 16, 2001

MONEY MARKET PORTFOLIO

Schedule OF INVESTMENTS

September 30, 2001

U.S. Government Agency...................................................................Principal

Obligations - 39.2%............................................................................Amount.....................Value

Fannie Mae, 6.75%, 8/15/02.........................................................$10,000,000...........$10,267,805

Fannie Mae Discount Notes, 3.84%, 4/19/02................................5,000,000................4,893,333

Federal Farm Credit Bank, 4.35%, 4/2/02......................................2,000,000................1,999,499

Federal Farm Credit Bank Discount Notes, 3.29%, 2/28/02.......5,000,000................4,931,458

Federal Home Loan Bank:

..........4.00%, 6/5/02..............................................................................3,000,000................2,998,922

..........3.75%, 8/21/02............................................................................5,000,000................5,000,000

Federal Home Loan Bank Discount Notes:

..........3.00%, 10/1/01..........................................................................20,000,000.............20,000,000

..........1.95%, 10/19/01........................................................................10,000,000...............9,990,250

..........3.12%, 11/9/01.............................................................................1,000,000..................996,620

..........3.36%, 8/12/02.............................................................................5,000,000...............4,853,000

Freddie Mac Discount Notes:

..........3.36%, 10/9/01.............................................................................2,000,000...............1,998,507

..........4.23%, 10/11/01..........................................................................3,000,000...............2,996,475

..........3.05%, 11/21/01.........................................................................1,000,000..................995,679

..........4.87%, 1/3/02..............................................................................2,000,000...............1,974,568

..........4.59%, 1/31/02...........................................................................2,000,000................1,968,890

..........4.58%, 2/28/02...........................................................................2,000,000................1,961,833

Sallie Mae, 3.65%, 8/27/02................................................................2,000,000...............2,000,000

Sallie Mae Discount Notes, 4.04%, 4/15/02...................................1,000,000..................978,005

....................

....................Total U.S. Government Agency Obligations (Cost $80,804,844)............80,804,844

....................

....................

Depository Receipts For U.S. Government

Guaranteed Loans - 3.4%

Colson Services Corporation Loan Sets:

..........5.625%, 9/9/06 ß√...............................................115,959....................115,979

..........8.094%, 4/26/09 ß√...............................................10,547.......................10,541

..........5.344%, 7/26/10 ß√............................................166,389.....................166,611

..........5.25%, 1/22/11 ß√..............................................502,588.....................502,587

..........5.50%, 3/23/12 ß√..............................................478,389......................481,743

..........5.375%, 5/29/12 ß√........................................1,109,599...................1,110,725

..........5.25%, 8/10/12 ß√..........................................3,235,924....................3,262,094

..........5.50%, 9/2/12 ß√............................................1,283,635....................1,292,750

....................Total Depository Receipts for U.S. Government Guaranteed Loans

....................(Cost $6,943,030) ................................................................................................6,943,030

Variable Rate Loans Guaranteed By...................................................Principal

Agencies of the U.S. Government - 0.9%............................................. Amount.....................Value

Loan pools:..........

..........4.27%, 3/1/07 .....................................................................................$521,345..........$521,285

..........5.00%, 8/15/12..................................................................................1,430,265..........1,430,436

....................

....................Total Variable Rate Loans Guaranteed by

....................Agencies of the U.S. Government (Cost $1,951,72.......................................1,951,721

....................

Certificates of Deposit - 1.6%

Bank of Cherokee County, 4.85%, 4/22/02 ^.............................................100,000..........100,000

Broadway Federal Savings & Loan, 2.50%, 9/14/02 ^....................100,000..........100,000

Community Bank of the Bay, 5.73%, 10/7/01^...........................................100,000..........100,000

Community Capital Bank, 5.22%, 1/20/02^...............................................100,000..........100,000

Comerica Bank, 5.40%, 1/22/02...............................................................2,000,000.......2,000,357

Elk Horn Bank & Trust, Co., 4.75%, 12/18/01 ^................................100,000..........100,000

Family Savings Bank, 4.50%, 8/20/02 ^......................................................100,000..........100,000

Fleet National Bank, 2.65%, 4/24/02 ^ ......................................................100,000..........100,000

Founders National Bank, 2.50%, 8/28/02 ^................................................100,000..........100,000

Seaway National Bank, 5.00%, 2/27/02 ^...................................................100,000..........100,000

Self Help Credit Union, 3.87%, 7/15/02 ^...................................................100,000..........100,000

ShoreBank & Trust Co., 6.30%, 12/18/01 ^ ......................................100,000..........100,000

South Shore Bank, 6.40%, 11/1/01 ^..........................................................100,000..........100,000

....................

....................Total Certificates of Deposit (Cost $3,200,357).......................................3,200,357

....................

Commercial Paper - 2.9%

Duke University, 3.82%, 12/10/01...........................................................2,000,000..........1,985,144

Landesbank Schleswig-Holsten, 4.33%, 10/9/01...............................2,000,000..........1,998,076

Rabobank N.V., 4.38%, 10/4/01..............................................................2,000,000..........1,999,270

....................

....................Total Commercial Paper (Cost $5,982,490)............................................... 5,982,490

........................................

Taxable Variable Rate Demand Notes - 46.7%....................

550 West 14th Place Revenue, 3.10%, 2/1/29, LOC: Harris Trust......100,000.............100,000

Alabama State Incentives Financing Authority, 2.80%, 10/1/29,

..........BPA: SouthTrust Bank, AMBAC Insured......................................3,960,000..........3,960,000

Alabama State IDA:

..........2.80%, 5/1/10, LOC: Regions Bank................................................105,000..............105,000

..........2.80%, 12/1/19, LOC: Bank of America .....................................5,460,000..........5,460,000

Better Group LP, 2.80%, 2/1/12, Confirming LOC: Mellon Bank.........385,000..............385,000

California Pollution Control Financing Authority IDA Revenue,

..........2.85%, 9/1/05, LOC: Wells Fargo Bank, NA.....................................75,000................75,000

Columbus Georgia Development Authority, 3.20%, 12/1/19,

..........LOC: Bank of Nova Scotia.............................................................5,000,000............5,000,000

Community Health Systems, Inc., 3.25%, 10/1/03,

..........LOC: First Union Bank...................................................................5,090,000............5,090,000

Cotswold Village Associates, LLC, 2.80%, 6/1/31,

..........LOC: Columbus Bank & Trust.............................................3,000,000............3,000,000

......................................................................................................................Principal

Taxable Variable Rate Demand Notes - Cont'd...................................Amount....................Value

Dade County Florida Expressway Authority Toll System

Revenue,

..........3.00%, 7/1/19, BPA: FGIC SPI, INSUR: FGIC............................$1,300,000..........$1,300,000

IPC Industries, Inc., 2.80%, 10/1/11,

..........LOC: National Bank of Canada*....................................................2,805,000............2,805,000

Main & Walton Development Co., LLC, 2.90%, 9/1/26...............6,160,000............6,160,000

Meriter Hospital, Inc., Revenue Bonds, 3.15%, 12/1/16,

..........LOC: Firstar Bank ............................................................................5,700,000............5,700,000

Meyer Cookware Industries, 3.15%, 5/1/27, LOC: BNP

Paribas.........................................................................................................1,980,000.............1,980,000

Montgomery County Alabama Cancer Center LLC,

..........2.80%, 10/1/12, LOC: SouthTrust Bank, Alabama.............................115,000..........115,000

Montgomery County New York IDA Revenue, 3.10%, 5/1/25,

..........LOC: FHLB, New York........................................................................2,005,000..........2,005,000

New Jersey Health Care Facilities Financing Authorities

Revenue,

..........3.05%, 7/1/30, LOC: Fleet National Bank........................................5,720,000..........5,720,000

Portage Indiana Economic Development Revenue, 2.85%,

3/1/20,

..........LOC: FHLB, Indianapolis...................................................................2,890,000............2,890,000

Post Apartment Homes LP Revenue, 2.66%, 7/15/29,

..........CA: FNMA ............................18,695,000..........18,695,000

Richmond Virginia Redevelopment & Housing Authority,

..........3.80%, 12/1/25, LOC: Wachovia Bank & Trust.......................2,310,000............2,310,000

San Joaquin Mariners Association LP, 3.10%, 7/1/29,

..........LOC: Credit Suisse First Boston........................................................1,900,000............1,900,000

Schenectady County New York IDA Revenue, 3.10%, 11/1/10,

..........LOC: Fleet National Bank.....................................................................5,690,000............5,690,000

Scottsboro Alabama Industrial Development Board Revenue Bonds,

..........2.70%, 10/1/10, LOC: SouthTrust Bank, Alabama...........................1,230,000............1,230,000

South Central Communications Corp., 2.80%, 6/1/13,

..........LOC: Fifth Third Bank............................................................................4,615,000.............4,615,000

St. Joseph Indiana County Economic Development Revenue,

..........2.90%, 6/1/27, LOC: FHLB ......................................................................740,000...............740,000

St. Paul Minnesota Housing & Redevelopment Authority,

..........3.15%, 3/1/18, LOC: Dexia Credit .......................................................1,800,000.............1,800,000

Suffolk County IDA, 2.66%, 12/15/07, LOC: Chase Manhattan................2,875,000.............2,875,000

Trotman Bay Minette Inc., 2.70%, 12/1/25,

..........LOC: Columbus Bank & Trust.....................................................2,325,000.............2,325,000

Washington State Housing Finance Commission Revenue,

..........3.10%, 7/15/32, CF: FNMA.....................................................................2,200,000..............2,200,000

....................

....................Total Taxable Variable Rate Demand Notes (Cost $96,230,000)...................96,230,000

Repurchase Agreement - 6.0%

State Street Bank, 3.10%, dated 9/28/01, due 10/1/01

..........(Repurchase proceeds $12,403,203)

..........(Collateral: $12,749,002 FHLB, 7.625%, 5/14/10).........................12,400,000...........12,400,000

....................

....................Total Repurchase Agreement (Cost $12,400,000).............................................12,400,000

..............................TOTAL INVESTMENTS (Cost $207,512,442) - 100.7% .......................207,512,442

....................Other assets and liabilities, net - (0.7%)....................................................... (1,451,509)

....................Net Assets - 100%..........................................................................................$206,060,933

See notes to financial statements.

Balanced PORTFOLIO

Schedule OF INVESTMENTS

September 30, 2001

Equity Securities - 53.6%....................................................................................Shares...................Value

Banks - Major Regional - 3.0%

Fifth Third Bancorp................................................................................................115,050..........$7,073,274

Mellon Financial Corp.............................................................................................91,100............2,945,263

US Bancorp.............................................................................................................106,200............2,355,516

Wells Fargo & Co............................................................................................39,600.............1,760,220

Bank of America Corp...........................................................................................65,100.............3,801,840

...............17,936,113

Biotechnology - 1.1%

Allos Therapeutics, Inc. *.....................................................................................171,271................852,930

Amgen, Inc.*.............................................................................................................56,500.............3,320,505

Aviron*........................................................................................................................37,074................922,772

Medimmune, Inc.*....................................................................................................38,700.............1,378,881

..............................................................................................................................................................6,475,088

....................

Broadcast - Television, Radio, & Cable - 0.5%

Comcast Corp.*.......................................................................................................53,100..............1,904,697

Hispanic Broadcasting Corp.*..............................................................................72,900..............1,173,690

...............................................................................................................................................................3,078,387

Chemicals - 0.3%

Praxair, Inc.................................................................................................................35,900.............1,507,800

Communications Equipment - 0.8%

McData Corp.*......................................................................................................................1.............................8

Nokia Corp. (ADR)..................................................................................................283,700.............4,439,905

................................................................................................................................................................4,439,913

....................

Computers - Hardware - 1.9%

Dell Computer Corp.*..............................................................................................77,900...............1,443,487

International Business Machines Corp................................................................77,000..............7,107,100

Sun Microsystems, Inc.*........................................................................................285,800..............2,363,566

..............................................................................................................................................................10,914,153

....................

Computers - Networking - 0.8%

Cisco Systems, Inc.*..................................................................................................365,536..........4,452,228

....................

Computers - Peripherals - 0.3%

EMC Corp.*....................................................................................................................164,780..........1,936,165

....................

Computers - Software & Services - 3.2%

Amdocs Ltd.*....................................................................................................................72,800..........1,940,120

Ariba, Inc.*..............................................................................................................................494.....................919

Citrix Systems, Inc.*........................................................................................................59,000..........1,168,200

Compuware Corp.*.......................................................................................................263,300..........2,193,289

Microsoft Corp.*.............................................................................................................149,880..........7,669,360

Oracle Corp.*.................................................................................................................458,200..........5,764,156

................18,736,044

Equity Securities - Cont'd..............................................................................................Shares..................Value

Distributors - Food & Health - 1.9%

Cardinal Health, Inc.......................................................................................................152,312..........$11,263,472

Electrical Equipment - 0.8%

Flextronics International, Ltd.*......................................................................................110,700.............1,830,978

SCI Systems, Inc.*.............................................................................................................40,900................736,200

Solectron Corp.*..............................................................................................................208,200.............2,425,530

........................................................................................................................................................................4,992,708

Electronics - Semiconductors - 2.5%

Altera Corp.*......................................................................................................................287,200............4,704,336

Atmel Corp.*......................................................................................................................349,033.............2,331,540

Conexant Systems, Inc.*.....................................................................................................8,255...................68,517

Intel Corp...........................................................................................................................216,200.............4,419,128

Linear Technology Corp....................................................................................................63,900.............2,095,920

Xilinx, Inc.*............................................................................................................................53,500.............1,258,855

......................................................................................................................................................................14,878,296

Entertainment - 0.6%

AOL Time Warner, Inc.*...................................................................................................104,800............3,468,880

Equipment - Semiconductors - 0.4%

Applied Materials, Inc.*.......................................................................................................83,100............2,363,364

....................

Financial - Diversified - 4.5%

Fannie Mae...........................................................................................................................75,020............6,006,101

Freddie Mac..........................................................................................................................48,275............3,137,875

JP Morgan Chase & Co............................................................................................70,000............2,390,500

State Street Corp...............................................................................................................174,000............7,917,000

USA Education, Inc.............................................................................................................81,500.............6,757,165

........................................................................................................................................................................26,208,641

Foods - 0.0%

H.J. Heinz Co..............................................................................................................................75.......................3,161

....................

Hardware & Tools - 0.0%

Black & Decker Corp........................................................................................................70........................2,184

....................

Healthcare - Diversified - 2.0%

Johnson & Johnson ..............................................................................................218,800..............12,121,520

....................

Healthcare - Drug - Major Pharmaceutical - 4.4%

Biovail Corp.*.......................................................................................................................31,900.................1,480,160

Elan plc (ADR)*....................................................................................................................34,600..................1,676,370

Forest Laboratories, Inc.*...................................................................................................20,700.................1,493,298

Merck & Co., Inc.........................................................................................................133,724.................8,906,019

Pfizer, Inc..............................................................................................................................308,400...............12,366,840

..............................................................................................................................................................................25,922,687

Healthcare - Hospital Management - 1.2%

Health Management Associates, Inc.*............................................................................330,200..................6,854,952

Equity Securities - Cont'd...........Shares.........Value

Healthcare - Medical Products & Supplies - 2.3%

Applied Biosystems Group - Applera Corp. ..............................30,700..........$749,080

Guidant Corp.*..............................171,066..........6,586,041

Medtronic, Inc...............................111,800..........4,863,300

Stryker Corp...........................29,000..........1,534,100

................13,732,521

Household Products - Non-Durable - 0.3%

Colgate-Palmolive Co.............................30,700..........1,788,275

Housewares - 0.0%

Newell Rubbermaid, Inc..............................100..........2,271

Insurance - Life & Health - 0.4%

Aflac, Inc.....................................81,600..........2,203,200

Insurance - Multi-Line - 0.9%

American International Group........................68,949..........5,378,022

Insurance Brokers - 0.4%

Marsh & McLennan Co.'s.............................25,900..........2,504,530

Investment Management - 1.0%

Stilwell Financial, Inc................................60,400..........1,177,800

T. Rowe Price Associates, Inc...............................159,200..........4,664,560

.................5,842,360

Leisure Time - Products - 0.8%

Harley-Davidson, Inc.............................121,500..........4,920,750

Machinery - Diversified - 0.0%

Worldwater Corp.*..........................140,000..........13,230

Manufacturing - Diversified - 1.9%

First Republic Capital Corp., Preferred ...............................3,000..........2,797,500

Illinois Tool Works, Inc............................157,900..........8,543,969

.................11,341,469

Manufacturing - Specialized - 0.3%

Sealed Air Corp.*..........................40,300..........1,470,547

Natural Gas - 0.3%

El Paso Energy Corp.............................39,500..........1,641,225

Office Equipment & Supplies - 0.6%

Pitney Bowes, Inc..........................99,700..........3,808,540

Paper & Forest Products - 0.1%

Seventh Generation, Inc.*..............................174,195..........313,551

Power Producers - Independents - 0.7%

AES Corp.*...........................26,372..........338,089

Calpine Corp.*............................162,600..........3,708,906

.....................4,046,995

Equity Securities - Cont'd.........Shares............Value

Retail - Building Supplies - 2.0%

Fastenal Co.............................68,600..........$3,908,828

Home Depot, Inc...............................201,460..........7,730,020

.................11,638,848

Retail - Computers & Electronics - 0.2%

Best Buy Co., Inc.*............................28,600..........1,299,870

Retail - Department Stores - 0.4%

Kohls Corp.*...........................54,900..........2,635,200

Retail - Discounters - 0.2%

Dollar Tree Stores, Inc.*.........................58,600..........1,106,954

Retail - Drug Stores - 1.4%

Caremark Rx, Inc.*............................83,900..........1,399,452

CVS Corp......................................114,200..........3,791,440

Walgreen Co..............................89,100..........3,067,713

...................8,258,605

Retail - General Merchandise - 0.5%

Target Corp..............................86,200..........2,736,850

Retail - Home Shopping - 0.0%

Gaiam, Inc.*.............................12,500..........196,750

Retail - Specialty - 0.5%

Staples, Inc.*.............................229,700..........3,066,495

Savings & Loan Companies - 0.5%

Washington Mutual, Inc............................73,300..........2,820,584

Services - Advertising / Marketing - 0.4%

Omnicom Group, Inc............................37,400..........2,427,260

Services - Commercial & Consumer - 0.5%

Apollo Group, Inc.*...............................34,900..........1,466,847

Cellnet Data Systems, Inc.*..........................33,093.........331

IMS Health, Inc............64,000..........1,603,200

.................3,070,378

Services - Computer Systems - 0.2%

Electronic Data Systems Corp.............................25,000..........1,439,500

Services - Data Processing - 3.2%

Concord EFS, Inc.*.............................59,000..........2,888,050

First Data Corp.............................68,100..........3,967,506

Fiserv, Inc.*.............................189,900..........6,494,580

Paychex, Inc.............................174,975..........5,513,462

.................18,863,598

Equity Securities - Cont'd......Shares............Value

Services - Employment - 0.3%

Robert Half International, Inc.*............................88,600..........$1,772,886

Telephone - 2.0%

Alltel Corp.............................47,800..........2,770,010

Bellsouth Corp.............................61,900..........2,571,945

SBC Communications, Inc...............................130,940..........6,169,893

..................11,511,848

Venture Capital - 1.1%

Agraquest, Inc.:

..........Series B Preferred # * ........................190,477..........952,385

..........Series C Convertible Preferred # * .....................117,647..........588,235

All Media Solutions, Inc., Series A, Preferred # * ............................479,652..........155,887

Angels With Attitude, LLC # * ............................66,667..........66,667

Calypte Biomedical Corp., Series E, Preferred # * .......................100,000..........15,000

Community Bank of the Bay # * ............................4,000..........100,000

Community Growth Fund..............................1,435,160..........384,684

Eco Timber International, Inc., Series B, Preferred # * ...........................12,468..........0

Energia Global, Inc., Series A, Convertible Preferred # * .....................113,700..........45,707

Envirolutions, Inc. # * ...........................814..........0

Evergreen Solar:

..........Series B # * .........................46,187..........163,964

..........Series C # * ........................35,553..........126,213

..........Series D # *.........................36,952..........131,180

Evergreen Solar, Warrants Exp. 12/22/02 # * ...........................14,221..........40,388

Frans Health Helpings, Series B, Convertible Preferred # *..................505,051..........100,000

Hayes Medical Services, Convertible Preferred # * ...............................326,797..........364,238

Knowaste LLC # *.............................814...........0

Living Technologies, Inc. Series B # * ...........................25,000.......0

Neighborhood Bancorp # * ..............................10,000...........100,000

Northern Power Systems:

..........Series A, Convertible Preferred # * ...........................313..........1,565

..........Series C, Convertible Preferred # * ...............................3,981..........19,905

..........Series D, Convertible Preferred # * ............................35,000..........175,000

Paradigm Biosciences, Convertible Preferred # * ..........................125,000..........125,000

Paradigm, Inc., Convertible Preferred # *...........................113,636..........113,636

Pro Fund International # *............................7,501..........7,501

Pro Fund International Preferred # *...........................742,499..........742,499

SMARTTHINKING, Inc., Series A # *...........................424,016..........250,000

Vcampus Corp. *...........................25,080..........14,045

Wellspring International, Inc.:

..........Series A, Convertible Preferred # * ........................129,032..........327,741

..........Series B, Convertible Preferred # * .........................108,268..........275,001

Wild Planet Toys, Inc.:

..........Series B, Convertible Preferred # * .........................476,190..........452,380

..........Series E, Convertible Preferred # * .........................129,089..........122,635

Wind Harvest Co., Inc., Series A, Non-Voting Preferred # *....................8,696..........50,000

...................6,011,465

....................Total Equity Securities (Cost $367,733,242).......................................315,420,324

..Adjusted

Limited Partnership Interest - 0.8%..........Basis..........Value

Coastal Venture Partners # *............................$186,634..........$169,023

Common Capital # * ..............................100,000..........95,596

Environmental Private Equity Fund II # * ............................45,336..........90,628

GEEMF Partners # * ..............................185,003..........220,063

Global Environment Emerging Markets Fund # * ..............................814,997..........1

Hambrecht & Quist Environmental Technology Fund # * .....................254,513..........38,481

IEPF Equity Fund III # * ...........................932,454..........789,414

Labrador Ventures III # * ...............................434,115..........355,763

Labrador Ventures IV # * ...............................500,000..........556,833

Liberty Environmental Partners # *............................350,000..........277,940

Poland Partners # * ...........................400,000..........558,795

Solstice Capital LLC # * ..............................50,000..........50,000

Ukraine Fund # * ..............................82,777.........58,648

Utah Ventures # * ............................577,527..........801,278

Venture Strategy Partners # * .............................219,531..........228,489

Viridian Capital # * .............................389,971..........286,500

....................Total Limited Partnership Interest (Cost $5,522,858)...................................4,577,452

.......Principal

Corporate Bonds - 26.2%...........Amount

12th Street Historic Rehabilitation Associates Mortgage,

..........10.75%, 4/15/04 # ∫ * ............................349,528..........0

AT&T Canada, Inc., 7.65%, 9/15/06............................10,000,000..........5,300,000

Atlantic Mutual Insurance Co., 8.15%, 2/15/28................................10,500,000..........6,539,190

BCI U.S. Funding Trust I, 8.01%, 12/29/49...................................5,000,000..........5,245,305

City Soft, Inc., 10.00%, 5/31/02.............................250,000..........250,000

Community Reinvestment Fund, 6.35%, 6/1/15..............................16,738..........19,909

Conseco Financing Trust II, 8.70%, 11/15/26............................1,500,000..........802,500

Conseco Financing Trust III, 8.796%, 4/1/27...............................10,500,000..........5,617,500

Conseco, Inc.:

..........8.75%, 2/9/04.............................500,000..........410,000

..........6.80%, 6/15/05..............................3,585,000..........2,760,450

Continental Airlines, Inc.:

..........7.461%, 4/1/15..............................6,734,993..........6,749,743

..........7.707%, 4/2/21..............................8,000,000..........8,207,760

Covad Communications Group, Inc., 12.00%, 2/15/10 ∂.......................1,000,000..........160,000

Dime Bancorp., Inc., 9.00%, 12/19/02................................8,000,000..........8,467,920

Evangelical Lutheran Good Samaritan Fund, 6.78%, 11/1/05................3,000,000..........3,186,777

FedEx Corp., 7.02%, 1/15/16..............................2,075,019..........1,850,668

Fidelity National Financial, Inc., 7.30%, 8/15/11...............................2,000,000..........2,016,560

Finova Group, Inc., 7.50%, 11/15/09 Ω..............................8,643,000..........3,457,200

Greenpoint Bank, 9.25%, 10/1/10..............................5,000,000..........5,385,400

Health Care Services Corp., 7.75%, 6/15/11..............................3,000,000..........3,034,170

Interpool Capital Trust, 9.875%, 2/15/27............................5,500,000..........4,015,000

Interpool, Inc.:

..........7.20%, 8/1/07.............................3,000,000..........2,580,000

..........7.35%, 8/1/07...........................4,440,000..........3,774,000

Jet Equipment Trust, 9.71%, 2/15/15..............................2,000,000..........1,900,200

KMD Development Corp, 2.409961%, 12/31/07...............................746,900..........600,000

Principal

Corporate Bonds - Cont'd.........Amount.........Value

LG & E Capital Corp., 6.205%, 5/1/04..............................$1,500,000..........$1,550,400

Liberty Mutual Insurance Co., 7.697%, 10/15/97............................12,250,000..........9,979,830

Lumbermens Mutual Casualty Co.:

..........9.15%, 7/1/26..............................2,000,000..........1,859,210

..........8.30%, 12/1/37...........................6,130,000..........5,169,306

..........8.45%, 12/1/97............................2,560,000..........2,065,997

Mercury General Corp., 7.25%, 8/15/11............................5,500,000..........5,584,150

Poland Partners LP, 5.875%, 4/13/04 # ..............................216,647..........197,032

Puget Sound Energy Conservation Grantor Trust, 6.23%, 7/11/02...................300..........305

RenaissanceRe Holdings Ltd., 7.00%, 7/15/08..............................4,000,000..........4,135,416

Riggs Capital Trust, 8.625%, 12/31/26.............................14,000,000..........10,358,180

Sabre Holdings Corp., 7.35%, 8/1/11..............................3,000,000..........2,579,610

Sovereign Bancorp, Inc., 12.18%, 6/30/20............................5,633,123..........6,678,089

Toll Road Investment Partnership II Discount Notes:

..........2/15/10........................................6,000,000..........3,492,372

..........2/15/13......................................8,000,000..........3,775,312

United Air Lines, Inc.:

..........Class A, 6.201%, 9/1/08............................5,000,000..........4,686,950

..........Class C, 6.831%, 9/1/08..........................5,000,000..........4,489,400

XL America, Inc., 6.58%, 4/12/11............................5,250,000..........5,092,500

....................Total Corporate Bonds (Cost $165,203,855)........................................154,024,311

Mortgage Securities - 5.3%

Fannie Mae:

..........6.25%, 2/1/11.............................7,000,000..........7,357,140

..........6.00%, 8/1/16...............................9,961,477..........10,126,439

..........6.00%, 5/1/31...................5,000,001..........4,981,250

..........6.00%, 6/1/31.....................2,000,199..........1,992,699

..........6.00%, 9/1/31... ..................2,500,068..........2,490,693

Freddie Mac, 5.78%, 6/5/06...............................4,000,000..........4,064,680

....................Total Mortgage Securities (Cost $30,212,182).......................................31,012,901

U.S. Government Agency Obligations - 6.4%

Federal Home Loan Bank Discount Notes:

..........3.10%, 10/1/01..............................11,200,000..........11,200,000

..........1.95%, 10/19/01...............................25,000,000..........24,975,625

Kingdom of Jordan, Guaranteed by the United States

..........Agency for International Development........................1,239,789..........1,506,963

....................Total U.S. Government Agency Obligations

(Cost $37,637,567)....................37,682,588

Municipal Obligations - 6.0%

American Public Energy Agency Nebraska Gas Supply

.......... Revenue Bonds, 6.875%, 12/1/04.........................5,852,000..........6,267,375

Catholic Health Initiatives Revenue VRDN, 3.20%, 12/1/27,

..........BPA: Morgan Guaranty Trust..........................2,000,000..........2,000,000

Maryland State Economic Development Corp.

..........Revenue Bonds, 8.625%, 10/1/19..........................3,750,000..........3,831,712

Maryland State Health & Higher Educational Facilities Authority

..........Revenue VRDN, 2.90%, 7/1/22, LOC: Allfirst Bank......................900,000..........900,000

Texas State Public Finance Authority Revenue Bonds,

..........9.00%, 12/1/06..............................4,456,000..........4,939,476

Principal

Municipal Obligations - Cont'd........Amount.......Value

California Statewide Communities Development Authority Special

..........Tax Revenue VRDN, 3.00%, 12/15/32, LOC: Bank of the

..West.................$9,750,000..........$9,750,000

Wenatchee Valley Clinic Revenue VRDN, 3.15%, 11/23/24,

..........LOC: US Bank - National Assn. .............................7,855,000..........7,855,000

....................Total Municipal Obligations (Cost $34,659,479)........................................35,543,563

High Social Impact Investments - 0.8%

Accion International Corp., 4.00%, 9/30/04 # ........................250,000..........249,970

Accion US Bridge Fund, 4.00%, 12/31/01 #..............................100,000..........99,106

Calvert Foundation Community Investment Note, 3.00%, 7/1/04 # ...4,066,666..........3,965,162

Community Reinvestment Fund, 4.00%, 12/31/01 # .............................100,000..........99,106

Eastside Community Investment, 4.07%, 7/1/10 ∫ # ...............................66,667..........1

St. Ambrose Housing Center, 4.50%, 12/31/01 # ...............................25,000..........24,806

Washington Area Community Investment Fund, 4.50%, 12/31/01 # ....290,497..........288,240

....................Total High Social Impact Investments (Cost $4,898,830)...........................4,726,391

Certificates of Deposit - 0.1%

Alternative Federal Credit Union, 5.50%, 11/30/01 ^ ..........................50,000..........49,836

Blackfeet National Bank, 5.75%, 11/13/01 ^ ...............................92,000..........91,565

D. Edward Wells Federal Credit Union, 5.50%, 11/20/01 ^ ................50,000..........48,889

First American Credit Union, 5.41%, 12/23/01 ^ ............................92,000..........92,000

Mission Area Federal Credit Union, 4.00%, 11/18/02 ^ .........................50,000..........49,797

Northeast Community Federal Credit Union, 5.00%, 11/24/01 ^ ............50,000..........49,815

South Shore Bank:

..........6.30%, 12/6/01 ^ ..............................100,000..........100,000

..........5.15%, 2/8/02 ^.............................350,000..........348,475

....................Total Certificates of Deposit (Cost $834,000)......................................830,377

...................TOTAL INVESTMENTS (Cost $646,702,013) - 99.2%......................583,817,907

..............................Other assets and liabilities, net - 0.8%....................................4,839,035

..............................Net Assets - 100%......................................$588,656,942

...........................Underlying..........Unrealized

......................................# of..........Expiration.....Face Amount.....Appreciation..........Initial

Futures........Contracts.......... Date..........at Value..........(Depreciation)..........Margin

Purchased:

...U.S. Treasury Bonds....................104..........12/01..........$10,972,000..........$113,485..........$269,750

Sold:

...5 Year U.S. Treasury Notes.............8..........12/01..........(865,500).........(306)..........20,750

See notes to financial statements.

Bond PORTFOLIO

Schedule OF INVESTMENTS

September 30, 2001

.......Principal

Corporate Bonds - 50.5%..........Amount......Value

AIG SunAmerica Global Financing VII, 5.85%, 8/1/08......................$1,000,000..........$1,016,170

AT&T Canada, Inc.:

..........7.625%, 3/15/05...........................1,000,000..........530,000

..........7.65%, 9/15/06.............................1,500,000..........795,000

Atlantic Mutual Insurance Co., 8.15%, 2/15/28.............................3,100,000..........1,930,618

BCI U.S. Funding Trust 1, 8.01%, 12/29/49..............................2,000,000..........2,098,122

Bellsouth Savings & Employee Stock Ownership Trust,

..........9.125%, 7/1/03..............................66,068..........70,825

Bombardier Capital Mortgage Securitization Corp., 8.29%,

6/15/30....1,000,000..........1,072,755

Cascade Christian Schools, 7.65%, 12/1/09............................970,000..........1,025,775

Conseco, Inc., 8.75%, 2/9/04.............................2,250,000..........1,845,000

Continental Airlines, Inc.:

..........7.461%, 4/1/15...........................2,244,998..........2,249,914

..........7.707%, 4/2/21............................1,500,000..........1,538,955

..........8.048%, 11/1/20..............................972,575..........952,802

FedEx Corp., 7.02%, 1/15/16..............................415,004..........370,134

Fidelity National Financial, Inc., 7.30%, 8/15/11...........................2,000,000..........2,016,560 Finova Group, Inc., 7.50%, 11/15/09 Ω............................2,375,000..........950,000 First Massachusetts Bank NA, 7.625%, 6/15/11...............................1,500,000..........1,587,750 First Republic Bank, 7.75%, 9/15/12....................500,000..........474,255 Greater Valley Medical Building Partnership LP, 6.86%, 3/1/21.....2,000,000..........2,093,160 Greenpoint Bank, 9.25%, 10/1/10............................1,150,000..........1,238,642 Greenpoint Capital Trust I, 9.10%, 6/1/27.............................2....................3,000,000..........2,511,537 ..........2/15/10.................................3,000,000..........1,746,186 ..........2/15/13.....................................1,000,000..........471,914 United Airlines, 6.932%, 9/1/11.........................3,000,000..........2,689,470 XL America, 6.58%, 4/12/11.............................2,500,000..........2,425,000 ....................Total Corporate Bonds (Cost $57,098,207)...................................55,400,878

.PrincipalTaxable Municipal Obligations - 4.0%.....Amount.........ValueTexas Public Finance Authority Revenue Bond, 9.00%, 12/1/06..........$3,912,000 ..........$4,336,452 .................Total Taxable Municipal Obligations (Cost $4,199,696)....................................4,336,452U.S. Government Agencies

And Instrumentalities - 45.6%Fannie Mae:..........6.25%, 2/1/11...................................................................5,000,000..........5,255,100 ..........6.00%, 5/1/31...........................5,500,001..........5,479,376 ..........6.00%, 6/1/31..................................................................4,000,000..........3,985,000 Federal Home Loan Bank Discount Notes, 3.10%, 10/1/01.................34,600,000..........34,600,000\Kingdom of Jordan, Guaranteed by the United States..........Agency for International Development, 8.75%, 9/1/19...................619,894..........753,482 ....................Total U.S. Government Agencies ....................and Instrumentalities (Cost $49,637,027)...................................50,072,958 Certificates of Deposit - 0.1%........................................South Shore Bank, 5.15%, 2/8/02 ^.............................100,000..........99,564 ....................Total Certificates of Deposit (Cost $100,000)...................................99,564High Social Impact Investments - 0.4%Calvert Foundation Community Investment Note, 3.00%, 7/1/03 #.......450,000..........438,768 ....................Total High Social Impact Investments (Cost $450,000)...............................438,768Equity Securities - 0.5%.........SharesFirst Republic Capital Corp., Series A, Preferred.............................500..........466,250 Northern Borders Partners, LP #...........................3,500..........135,975 ....................Total Equity Securities (Cost $527,657).......................................602,225 ..............................TOTAL INVESTMENTS (Cost $112,012,587) - 101.1%..................110,950,845 ..............................Other assets and liabilities, net - (1.1%)......................................(1,171,591)..............................Net Assets - 100%.......................................$109,779,254............................Underlying........Unrealized

# of....Expiration.......Face Amount..........Appreciation..........Initial Futures.........Contracts...Date.......at Value.........(Depreciation).........MarginPurchased:..........U.S. Treasury Bonds ..................57..........12/01..........$5,956,336..........$57,164..........$155,557..........10 Year U.S. Treasury Notes......61..........12/01 ..........6,507,534........128,122..........166,473Sold: ..........5 Year U.S. Treasury Notes......5..........12/01 ..........540,746.......(191)..........13,645See notes to financial statements.

EQUITY PORTFOLIOSchedule OF INVESTMENTSSeptember 30, 2001Equity Securities - 96.9%..........Shares......ValueAuto Parts & Equipment - 1.7%Gentex Corp.*.........................220,000..........$5,255,800 Banks - Major Regional - 3.6%BB&T Corp...........................125,000..........4,556,250 Mellon Financial Corp.............................210,000......6,789,300 ...............11,345,550 Banks - Money Center - 0.0%Bank of America Corp.............................606..........35,390 Chemicals - 2.7%Ecolab, Inc.........................120,000..........4,359,600 Praxair, Inc............................100,000..........4,200,000 ....................8,559,600 Computers - Hardware - 0.4%Sun Microsystems, Inc.*...........................140,000..........1,157,800 Computers - Networking - 1.4%Cisco Systems, Inc.*..............................350,000..........4,263,000 Computers - Peripherals - 2.5%EMC Corp.*...........................275,000.........3,231,250 Lexmark International, Inc.*.............................100,000.........4,471,000 ................. 7,702,250 ....................Computers - Software & Services - 4.9%Adobe Systems, Inc. .....................170,000..........4,076,600 Microsoft Corp.*............................130,000..........6,652,100 Oracle Corp.*............................360,000..........4,528,800 ................15,257,500 Electrical Equipment - 1.5%American Power Conversion Corp.*..........................120,000..........1,401,600 Symbol Technologies, Inc.....................................................318,750..........3,343,688 .................... 4,745,288 Electronics - Component Distribution - 1.2%W.W. Grainger, Inc..............................................................................100,000.........3,885,000 Electronics - Semiconductors - 1.3%Intel Corp....................................200,300.........4,094,132 Financial - Diversified - 2.1%Freddie Mac............................100,000..........6,500,000

Equity Securities - Cont'd.......Shares.......ValueHealthcare - Diversified - 3.6%Johnson & Johnson ............................200,000..........$11,080,000 Healthcare - Drug - Major Pharmaceutical - 10.0%Merck & Co., Inc............................160,000..........10,656,000 Pfizer, Inc.......................................250,000.......10,025,000 Schering-Plough Corp...................................................................280,000...........10,388,000 .................... 31,069,000 Healthcare - Managed Care - 1.8%Wellpoint Health Networks, Inc.*............................50,000.........5,457,500 Healthcare - Medical Products & Supplies - 5.7%Dentsply International, Inc................................180,000..........8,269,200 Medtronic, Inc..................................................................................180,000..........7,830,000 Stryker Corp...............................30,000..........1,587,000 ..................17,686,200 Household Products - Non-Durable - 1.7%Colgate-Palmolive Co.............................92,000......... 5,359,000 Insurance - Life & Health - 3.4%Aflac, Inc........................................300,000..........8,100,000 Protective Life Corp.............................90,000..........2,610,000 ................. 10,710,000 Insurance - Multi-Line - 4.6%American International Group, Inc.......................80,000.........6,240,000 Hartford Financial Services, Inc...............................140,000.........8,223,600 ..........................................................................................................................................14,463,600 Investment Banking / Brokerage - 1.8%Charles Schwab Corp...............................................................500,000..........5,750,000 Leisure Time Products - 0.6%Harley-Davidson, Inc..............................50,000..........2,025,000 Machinery - Diversified - 1.3%Dover Corp............................................136,000..........4,094,960 Manufacturing - Diversified - 0.9%Pentair, Inc..............................................90,000..........2,769,300 .................... Manufacturing - Specialized - 3.7%Diebold, Inc............................................170,000.........6,477,000 Roper Industries, Inc................................139,900..........5,035,001 ..................................11,512,001 Natural Gas - 3.6%El Paso Energy Corp.....................................60,000..........2,493,000 Questar Corp.......................................430,000.........8,677,400 .................................11,170,400

Equity Securities - Cont'd........Shares.........ValueOffice Equipment & Supplies - 0.9%Pitney Bowes, Inc................................70,000..........$2,674,000

Oil & Gas - Exploration & Production - 3.1%EOG Resources, Inc..............................331,300..........9,584,509 Personal Care - 2.5%Avon Products, Inc..........................165,000..........7,631,250 Photography & Imaging - 1.9%Zebra Technologies Corp.*.........................156,500..........5,862,490 ....................Retail - Building Supplies - 2.2%Lowe's Co.'s, Inc............................220,000..........6,963,000 Retail - Discounters - 2.7%Family Dollar Stores, Inc................................300,000..........8,256,000 Retail - General Merchandise - 1.9%Target Corp.............................190,000..........6,032,500 Retail - Specialty Apparel - 1.2%Gap, Inc. (The)..................300,000..........3,585,000 Services - Computer Systems - 3.6%Electronic Data Systems Corp..............................120,000..........6,909,600 Sungard Data Systems, Inc.*............................180,000..........4,206,600 .................... 11,116,200 Services - Data Process - 2.2%Concord EFS, Inc.*..........................140,000..........6,853,000 Services - Facility - 1.7%ABM Industries, Inc..............................200,000..........5,162,000 Telephone - 7.0%Alltel Corp.............................170,000..........9,851,500 SBC Communications, Inc................................250,000..........11,780,000 ..................21,631,500 ....................Total Equity Securities (Cost $279,031,692)......................................301,299,720

U.S. Government Agencies...........Principaland Instrumentalities - 1.6%......Amount......ValueFederal Home Loan Bank Discount Notes, 3.10%, 10/1/01.................$5,000,000..........$5,000,000 ....................Total U.S. Government Agencies ....................and Instrumentalities (Cost $5,000,000).....................................5,000,000 Certificates of Deposit - 0.0%South Shore Bank, 5.15%, 2/08/02 ^.............................100,000..........99,564 ....................Total Certificates of Deposit (Cost $100,000)......................................99,564 High Social Impact Investments - 0.4%Calvert Foundation Community Investment Note, ..........3.00%, 7/1/03 #..............................1,300,000..........1,267,552 ....................Total High Social Impact Investments (Cost $1,300,000)..........................1,267,552 ..............................TOTAL INVESTMENTS (Cost $285,431,692) - 98.9%....................307,666,836 ..............................Other assets and liabilities, net - 1.1%......................................3,371,481 ..............................Net Assets - 100%.......................................$311,038,317 See notes to financial statements.

Enhanced Equity PORTFOLIOSchedule OF INVESTMENTSSeptember 30, 2001Equity Securities - 98.7%.......Shares......ValueAir Freight - 0.2%FedEx Corp.*.........................2,200..........$80,850 Airlines - 0.0%Southwest Airlines Co............................600..........8,904 Auto Parts & Equipment - 0.0%Autoliv, Inc..............................1,000..........15,740 Banks - Major Regional - 5.3%AmSouth BanCorp.............................4,100..........74,087 Bank One Corp..............................2,900..........91,263 Comerica, Inc..................................1,500..........83,100 FleetBoston Financial Corp.................................15,900..........584,325 KeyCorp Ltd................................8,900..........214,846 National City Corp.................................4,400..........131,780 PNC Financial Services Group, Inc..............................2,700..........154,575 SunTrust Banks, Inc................................1,000..........66,600 US Bancorp..............................30,100..........667,618 ...................2,068,194 Banks - Money Center - 4.0%Bank of America Corp..............................16,647..........972,185 Wachovia Corp...............................19,200..........595,200 ........................1,567,385 Biotechnology - 2.0%Amgen, Inc.*...................................5,500..........323,235 Chiron Corp.*............................2,700..........119,799 Genentech, Inc.*..................3,800..........167,200 Genzyme Corp - General Division*................................3,600..........163,512.................773,746Broadcast - Television, Radio & Cable - 1.9%Comcast Corp.*..............................11,600..........416,092 COX Communications, Inc.*..........................4,400..........183,700 Univision Communications, Inc.*..........................3,800..........87,210 USA Networks, Inc.*..............................4,300..........77,314 .............................764,316 Chemicals - 0.6%Praxair, Inc...................................5,300..........222,600 Sigma-Aldrich Corp...................................200..........9,040 ....................231,640 Communications Equipment - 0.8%Advanced Fibre Communications*...................................1,600..........23,376 Lucent Technologies, Inc........................15,300..........87,669 Polycom, Inc.*........................100..........2,437

Equity Securities - Cont'd..............Shares.....ValueCommunications Equipment - Cont'dQualcomm, Inc.*.................................4,400..........$209,176 Scientific-Atlanta, Inc.................................100..........1,755 ....................324,413 Computers - Hardware - 4.1%Apple Computer, Inc.*................................7,800..........120,978 Compaq Computer Corp....................................1,000..........8,310 Dell Computer Corp.*.................................12,700..........235,331 Hewlett-Packard Co....................................11,500..........185,150 International Business Machines Corp..........................9,800..........904,540 Palm, Inc.*............................................3,369.........4,919 Sun Microsystems, Inc.*..................................19,200..........158,784 ........................1,618,012 Computers - Networking - 1.2%Cisco Systems, Inc.*.........................37,600..........457,968 Computers - Peripherals - 0.1%EMC Corp.*.....................5,000..........58,750 Computers - Software & Services - 4.4%Adobe Systems, Inc. ...................................100..........2,398 Computer Associates International, Inc........................4,200..........108,108 Compuware Corp.*........... .............5,100..........42,483 eBay, Inc.*......................................1,000..........45,750 Foundry Networks, Inc.*..............................4,000..........24,200 Intuit, Inc.*.......................100..........3,580 Microsoft Corp.*...........................22,300..........1,141,091 Oracle Corp.*...........................24,400..........306,952 VeriSign, Inc.*.............................1,000..........41,900 ...................1,716,462 Consumer Finance - 0.6%Capital One Financial Corp...................................1,700..........78,251 MBNA Corp...................................5,200..........157,508 ........................235,759 Distributors - Food & Health - 0.9%Cardinal Health, Inc....................................1,950..........144,202 Sysco Corp........................7,800..........199,212 .........................343,414 Electric Companies - 0.8%Puget Energy, Inc...................................15,500..........333,095

Electrical Equipment - 0.9%.American Power Conversion*...............................7,300..........85,264 AVX Corp....................................3,400..........55,318 Molex, Inc..........................................4,900..........137,739 Vishay Intertechnology, Inc.*............................4,100..........75,440 ..............................353,761 Electronics - Instruments - 0.1%Agilent Technologies, Inc.*............................2,049..........40,058

Equity Securities - Cont'd.............Shares.........ValueElectronics - Semiconductors - 2.6%Analog Devices, Inc.*.............................300..........$9,810 Intel Corp.......................................40,600..........829,864 Linear Technology Corp.......................................300..........9,840 LSI Logic Corp.*................................3,000..........35,250 Maxim Integrated Products, Inc.*..................................1,900..........66,386 Micron Technology, Inc.*..................................2,400..........45,192 Nvidia Corp.*.................................600..........16,482 ......................1,012,824 Entertainment - 1.6%AOL Time.....4,900..........188,650 Medtronic, Inc...................................11,500..........500,250 St. Jude Medical, Inc.*....................................3,700..........253,265Stryker Corp.....................................1,000..........52,900 ...........................................1,232,965 Health Care - Special Services - 1.0%HealthSouth Corp.*........................................7,300..........118,698 Laboratory Corp. of America Holdings *...........................800..........64,680 Quest Diagnostics, Inc.*..................................3,600..........222,120 ............................................405,498 Household Furniture & Appliances - 0.7%....................Whirlpool Corp...............................4,700 ..........260,145 ....................Household Products Non-Durables - 1.5%....................Colgate-Palmolive Co...............................10,100 ..........588,325 ....................Housewares - 0.2%....................Newell Rubbermaid, Inc...............................3,200 ..........72,672 ....................Insurance Brokers - 0.2%....................Marsh & McLennan Co.'s..............................700 ..........67,690 ....................Insurance - Life & Health - 1.3%....................Aflac, Inc.........................................7,800 ..........210,600 Jefferson-Pilot Corp...............................3,600 ..........160,128 Lincoln National Corp...............................2,600 ..........121,238 ....................491,966 ....................Insurance - Multi-Line - 3.6%....................American International Group..............................17,440 ..........1,360,320 Hartford Financial Services, Inc...............................1,300 ..........76,362 ....................1,436,682 ....................Insurance - Property & Casualty - 1.0%....................MGIC Investment Corp...............................800 ..........52,272 Progressive Corp...............................2,600 ..........348,140 ....................400,412 ....................Investment Banking/Brokers - 0.2%....................Charles Schwab Corp...............................4,300 ..........49,450 Goldman Sachs Group, Inc...............................400 ..........28,540 ....................77,990

Equity Securities - Cont'd........Shares...........ValueInvestment Management - 0.1%Franklin Resources, Inc..........................1,100..........$38,137 Stilwell Financial, Inc...................................400..........7,800 ....................45,937 Leisure Time Products - 0.5%Harley-Davidson, Inc................................4,900..........198,450 Machinery - Diversified - 0.5%Dover Corp.............................6,900..........207,759 Manufacturing - Diversified - 1.7%Danaher Corp..................2,300..........108,514 Illinois Tool Works, Inc.........................6,470..........350,092 Parker Hannifin Corp...............................3,800..........130,340 Pentair, Inc.............................3,000..........92,310 ...........................681,256 Manufacturing - Specialized - 0.9%Avery Dennison Corp.............................4,900..........231,819 Sealed Air Corp.*..............................3,100..........113,119 ...............................344,938 Natural Gas - 3.3%El Paso Energy Corp.............................14,300..........594,165 Equitable Resources, Inc.........................3,400..........102,034 KeySpan Corp.................................5,900..........196,116 Kinder Morgan, Inc..................................8,400..........413,364 ........................1,305,679

Office Equipment & Supplies - 0.2%Pitney Bowes, Inc..............................1,900..........72,580 Oil & Gas - Drilling & Equipment - 0.3%Cooper Cameron Corp.*........................2,500..........82,000 Smith International, Inc.*.....................700..........25,480 ................107,480 Oil & Gas - Exploration & Production - 1.3%EOG Resources, Inc.........................16,300..........471,559 Louis Dreyfus Natural Gas*...........................1,400..........54,460 .................526,019 ....................Personal Care - 1.3%....................Avon Products, Inc............................2,300..........106,375 Gillette Co................................13,000..........387,400 ................493,775 ....................Power Producers - Independents - 0.5%....................AES Corp.*............................5,200..........66,664 Calpine Corp.*........................5,100..........116,331 .............182,995 ....................

Equity Securities - Cont'd.....Shares..........ValuePublishing - 0.2%....................McGraw-Hill Co.'s, Inc.......................1,400..........$81,480 Primedia, Inc.*.........................4,200..........9,870 ..................91,350 ....................Publishing - Newspapers - 0.5%....................Belo Corp......................................900..........14,436 New York Times Co..........................4,600..........179,538 ....................193,974 ....................Railroads - 0.4%....................Norfolk Southern Corp.....................8,700..........140,244 ....................Restaurants - 0.8%....................Brinker International, Inc.*.........................6,900..........162,978 Darden Restaurants, Inc............................6,500..........170,625 ...............333,603 ....................Retail - Building Supplies - 1.9%....................Home Depot, Inc..........................15,500..........594,735 Lowe's Co.'s, Inc...........................4,400..........139,260 .................733,995 ....................Retail - Computers & Electronics - 0.7%....................Best Buy Co., Inc.*.........................2,200..........99,990 CDW Computer Centers, Inc.*............................600..........21,708 Tech Data Corp.*........................4,400..........166,760 ...........288,458 ....................Retail - Department Stores - 1.5%....................J.C. Penney Co., Inc.............................20,100..........440,190 Kohls Corp.*.........................3,200..........153,600 .................593,790 ....................Retail - Drug Stores - 0.7%....................Walgreen Co............................7,500..........258,225 ....................Retail - Food Chains - 0.0%....................Whole Foods Market, Inc.*....................600..........18,846 ....................Retail - General Merchandise - 0.8%....................Costco Wholesale Corp.*.....................2,400..........85,344 Target Corp.......................7,800..........247,650 ..............332,994 ....................Retail - Specialty Apparel - 0.1%....................Gap, Inc. (The)..........................2,825..........33,759 ....................Savings & Loan Companies - 1.4%....................Washington Mutual, Inc..........................13,900..........534,872 ....................

Equity Securities - Cont'd.......Shares..........ValueServices - Commercial & Consumer - 0.3%....................H & R Block, Inc............................1,400..........$53,984 IMS Health, Inc.............................500..........12,525 Viad Corp............................1,900..........36,442 .................102,951 ....................Services - Computer Systems - 0.8%....................Electronic Data Systems Corp........................5,000..........287,900 SunGard Data Systems, Inc.*.........................1,600..........37,392 ....................325,292 ....................Services - Data Process - 3.1%....................Automatic Data Processing, Inc...........................11,200..........526,848 DST Systems, Inc.*.......................1,800..........77,850 First Data Corp................................5,600..........326,256 Fiserv, Inc.*.............................4,700..........160,740 Paychex, Inc...............................4,000........126,040 ...........1,217,734 ....................Specialty Printing - 0.1%....................R.R. Donnelley & Sons Co...........................900..........24,345 ....................Telecommunications - Cellular & Wireless - 0.3%....................TeleCorp. PCS, Inc.*......................7,500..........82,875 US Cellular Corp.*......................600..........29,700 ................112,575 ....................Telecommunications - Long Distance - 0.0%....................NTL, Inc.*........................................1,150..........3,565 ....................Telephone - 6.3%....................Alltel Corp...........................4,300..........249,185 BellSouth Corp...........................18,100..........752,055 Qwest Communications International, Inc........................9,500..........158,650 SBC Communications, Inc...........................25,838..........1,217,486 Telephone & Data Systems, Inc......................1,300..........122,590 ..............2,499,966 ....................Textiles - Apparel - 0.2%....................Liz Claiborne, Inc.............................2,400..........90,480 ....................Trucks & Parts - 0.2%....................CH Robinson Worldwide, Inc. ..............................500..........14,480 United Parcel Service, Inc.............................1,600..........83,168 ..............97,648 ......................................TOTAL INVESTMENTS (Cost $41,828,522) - 98.7%.............................38,887,250 ..............................Other assets and liabilities, net - 1.3%........................................502,342 ..............................Net Assets - 100%.....................................$39,389,592 ........................................See notes to financial statements.

Technology PORTFOLIOSchedule OF INVESTMENTSSeptember 30, 2001Equity Securities - 97.6%......Shares..........ValueBiotechnology - 8.3%..................................................Amgen, Inc.*...........................2,460..........$144,574Idec Pharmaceuticals Corp.*.......................2,080..........103,106 ....................247,680 ..........Communications Equipment - 9.8%..................................................Polycom, Inc.*.....................6,450..........157,187Qualcomm, Inc.*..........................2,810..........133,587....................290,774 ..........Computers - Hardware - 5.1%..................................................Dell Computer Corp.*..........................8,170..........151,390Computers - Networking - 5.3%..................................................Cisco Systems, Inc.*........................12,980..........158,096 Computers - Peripherals - 3.4%..................................................EMC Corp.*.........................8,620..........101,285 Computers - Software & Services - 12.4%..................................................eBay, Inc.*......................................2,290..........104,768Macrovision Corp.*..............................2,570..........73,014Peregrine Systems, Inc.*..............................3,930..........49,636VeriSign, Inc.*..............................3,380..........141,622....................369,040 ..........Electrical Equipment - 9.0%..................................................Celestica, Inc.*..............................4,570..........124,761Flextronics International Ltd.*..............................8,640..........142,906....................267,667 ..........Electronics - Instruments - 2.8%..................................................Alpha Industries*..............................4,390..........85,034 ..........Electronics - Semiconductors - 32.2%..................................................Analog Devices, Inc.*..............................4,070..........133,089..........Broadcom Corp.*..............................4,590..........93,177..........Intel Corp.........................................8,120..........165,973..........LSI Logic Corp.*..............................7,480..........87,890..........Micron Technology, Inc.*..............................5,540..........104,318..........Nvidia Corp.*..............................4,300..........118,121..........RF Micro Devices, Inc.*..............................6,380..........105,908..........Texas Instruments, Inc...............................6,090..........152,128..............................960,604 ..........Retail - Computers & Electronics - 3.3%..................................................CDW Computer Centers, Inc.*..............................2,720..........98,410 ..........

Equity Securities - Cont'd..........Shares..........ValueServices - Computer Systems - 2.6%..................................................Sungard Data Systems, Inc.*..............................3,260 ..........$76,186 ..........Telecommunications - Cell / Wireless - 3.4%..................................................

AT&T Wireless Services, Inc.*..............................6,810 ..........101,741 ..........

....................

..............................TOTAL INVESTMENTS (Cost $3,852,341) - 97.6%........................................2,907,907 ..........

..............................Other and liabilities, net - 2.4%........................................71,532 ..........

..............................Net Assets - 100%........................................ $2,979,439 ..........

..........

√ ..........Colson Services Corporation is the collection and transfer agent for certain of the Fund's U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.....................

ß ..........Represents rates in effect at September 30, 2001, after regularly scheduled adjustments on such date. ..........Interest rates adjust monthly and or quarterly, generally at the beginning of the month or calendar quarter, or semiannually based on prime plus contracted adjustments. As of September 30, 2001, the prime rate was 6.00%. ..........

^ ..........These certificates of deposit are fully insured by agencies of the federal government.....................

..........This security was valued by the Board of Trustees. See Note A...........

# ..........Restricted securities represent, 2.6% of net assets for Balanced, 0.5% for Bond, and 0.5% for Equity...........

Ω The Finova Group, Inc. including Finova Capital Corporation, voluntarily filed to reorganize their debt under Chapter 11 of the U.S. Bankruptcy Code on March 7, 2001. As a part of the approved "Plan of Reorganization", $2,643,000 and $375,000 par of these Senior Notes were issued to the Balanced and Bond Portfolios, respectively, representing 30% of the original debt. The remaining 70% of the original debt was settled in cash. The Advisor made additional purchases of this security that were not part of the Plan of Reorganization.

∂ Covad Communications Group, Inc. voluntarily filed to reorganize their debt under Chapter 11 of the U.S. Bankruptcy Code on August 11, 2001. Negotiations for settlement of this debt are in progress.

* ..........Non-income producing.....................

∫ ..........This security is in default.....................

....................

..........

Explanation of Guarantees:....................Abbreviations:..........

BPA: Bond Purchase Agreement....................ADR: American Depository Reciept

CA: Collateral Agreement....................FGIC: Financial Guaranty Insurance Company

CF: Credit Facility..............................IDA: Industrial Development Authority

INSUR: Insurance..............................LLC: Limited Liability Corporation

LOC: Letter of Credit..............................LP: Limited Partnership

..................................................FHLB: Federal Home Loan Bank

..................................................FNMA: Federal National Mortgage Association

..................................................SPI: Securities Purchase, Inc.

..................................................VRDN: Variable Rate Demand Notes....................

See notes to financial statements.

statements of assets and liabilities

September 30, 2001

..........money..........

..........market..........balanced..........bond

assets..........portfolio..........portfolio..........portfolio

Investments in securities, at value -

..........see accompanying schedules....................$207,512,442..........$583,817,907..........$110,950,845

Cash........... . . . .....................6,489,924..........2,930,472..........357,973

Receivable for securities sold....................265,000..........6,779,877..........3,783,099

Receivable for shares sold....................648,692..........472,382..........633,792

Receivable for futures variation margin....................-..........28,555..........3,256

Interest & dividends receivable....................618,896..........5,046,263..........1,340,361

Other assets....................47,768..........194,384..........164,385

..........Total assets....................215,582,722..........599,269,840..........117,233,711

liabilities

Payable to bank....................-..........3,802,634..........-

Payable for securities purchased....................6,160,000..........5,671,340..........7,252,964

Payable for shares redeemed....................3,092,280..........354,990..........55,057

Payable to Calvert Asset Management Co., Inc.....................85,737..........305,755..........51,207

Payable to Calvert Administrative Services Co.....................34,319..........132,546..........25,855

Payable to Calvert Shareholders Services, Inc.....................36,974..........17,081..........3,294

Payable to Calvert Distributors, Inc.....................-..........128,572..........24,740

Accrued expenses and other liabilities....................112,479..........199,980..........41,340

..........Total liabilities....................9,521,789..........10,612,898..........7,454,457

....................Net Assets ....................$206,060,933..........$588,656,942..........$109,779,254

net assets consist of:

Paid-in capital applicable to the following shares of beneficial

..........interest, unlimited number of no par value shares authorized:

....................Money Market Portfolio:

....................206,155,066 shares outstanding....................$206,111,879

....................Balanced Portfolio:

..............................Class A: 21,733,877 shares outstanding..............................$579,975,252

..............................Class B: 590,362 shares outstanding..............................18,592,743

..............................Class C: 534,713 shares outstanding..............................16,439,957

..............................Class I: 1,207,324 shares outstanding..............................43,841,559

....................Bond Portfolio:

..............................Class A: 5,905,932 shares outstanding........................................$95,720,239

..............................Class B: 492,903 shares outstanding........................................7,934,152

..............................Class C: 216,153 shares outstanding........................................3,492,608

..............................Class I: 89,917 shares outstanding........................................1,394,828

Undistributed net investment income....................6,705..........2,625,845..........27,758

Accumulated net realized gain (loss) on investments..........(57,651)..........(10,047,487)..........2,086,316

Net unrealized appreciation (depreciation)

..........on investments ....................-..........(62,770,927)..........(876,647)

....................Net Assets....................$206,060,933..........$588,656,942..........$109,779,254

See notes to financial statements.

net asset value per share

Money Market Portfolio....................$1.00

Balanced Portfolio:

..........Class A: (based on net assets of $532,008,463) .....................$24.48

..........Class B: (based on net assets of $14,360,763)..............................$24.33

..........Class C: (based on net assets of $12,889,065)..............................$24.10

..........Class I: (based on net assets of $29,398,651)..............................$24.35

Bond Portfolio:

..........Class A: (based on net assets of $96,736,347)........................................$16.38

..........Class B: (based on net assets of $8,045,767)........................................$16.32

..........Class C: (based on net assets of $3,523,793)........................................$16.30

..........Class I: (based on net assets of $1,473,347)........................................$16.39

See notes to financial statements.

statements of assets and liabilities

September 30, 2001

....................Enhanced..........

..........Equity..........Equity..........Technology

assets..........portfolio..........portfolio..........portfolio

Investments in securities, at value -

..........see accompanying schedules....................$307,666,836..........$38,887,250..........$2,907,907

Cash........... . . . .....................262,184..........364,416..........224,769

Receivable for securities sold....................16,459,660..........-..........108,234

Receivable for shares sold....................962,730..........164,279..........1,190

Interest & dividends receivable....................252,890..........37,496..........-

Other assets....................15,979..........10,802..........18,642

..........Total assets....................325,620,279..........39,464,243..........3,260,742

liabilities

Payable for securities purchased....................14,031,154..........-..........246,050

Payable for shares redeemed....................50,280..........7,167..........4,405

Payable to Calvert Asset Management Co., Inc.....................193,106..........26,426..........13,899

Payable to Calvert Administrative Services Co.....................51,367..........4,907..........605

Payable to Calvert Shareholders Services, Inc.....................16,252..........1,503..........640

Payable to Calvert Distributors, Inc.....................94,673..........13,706..........1,004

Accrued expenses and other liabilities....................145,130..........20,942..........14,700

..........Total liabilities....................14,581,962..........74,651..........281,303

....................Net Assets ....................$311,038,317..........$39,389,592..........$2,979,439

net assets consist of:

Paid-in capital applicable to the following shares of beneficial

..........interest, unlimited number of no par value shares authorized:

....................Equity Portfolio:

..............................Class A: 9,092,405 shares outstanding....................$215,799,013

..............................Class B: 1,125,336 shares outstanding....................32,866,951

..............................Class C: 1,062,073 shares outstanding....................27,547,901

..............................Class I: 89,601 shares outstanding....................2,587,007

....................Enhanced Equity Portfolio:

..............................Class A: 2,085,473 shares outstanding..............................$33,723,050

..............................Class B: 388,704 shares outstanding..............................6,324,508

..............................Class C: 238,318 shares outstanding..............................4,002,315

..............................Class I: 65 shares outstanding..............................(385,359)

....................Technology Portfolio:

..............................Class A: 480,143 shares outstanding........................................$4,263,697

..............................Class B: 119,705 shares outstanding........................................1,054,102

..............................Class C: 30,951 shares outstanding........................................276,073

..............................Class I: 133,333 shares outstanding........................................1,987,769

Accumulated net realized gain (loss) on investments..........10,002,301..........(1,333,650)..........(3,657,768)

Net unrealized appreciation (depreciation)

..........on investments ....................22,235,144..........(2,941,272)..........(944,434)

....................Net Assets....................$311,038,317..........$39,389,592..........$2,979,439

See notes to financial statements.

net asset value per share..........

Equity Portfolio:

..........Class A: (based on net assets of $252,067,750) ...........$27.72

..........Class B: (based on net assets of $30,014,864)....................$26.67

..........Class C: (based on net assets of $26,454,884)....................$24.91

..........Class I: (based on net assets of $2,500,819)....................$27.91

Enhanced Equity Portfolio:

..........Class A: (based on net assets of $30,525,146) ...............................$14.64

..........Class B: (based on net assets of $5,487,809)..............................$14.12

..........Class C: (based on net assets of $3,375,668)..............................$14.16

..........Class I: (based on net assets of $969)..............................$14.84

Technology Portfolio:

..........Class A: (based on net assets of $1,873,174)........................................$3.90

..........Class B: (based on net assets of $462,493)........................................$3.86

..........Class C: (based on net assets of $120,147)........................................$3.88

..........Class I: (based on net assets of $523,625)........................................$3.93

..........See notes to financial statements.

Statements of Operations

Year Ended September 30, 2001

..........Money..........

..........Market..........Balanced..........Bond

Net Investment Income..........Portfolio..........Portfolio..........Portfolio

Investment Income:

..........Interest income....................$11,164,025..........$25,601,646..........$6,380,452

..........Dividend income (net of foreign taxes withheld

....................of $6,084 for Balanced Portfolio)....................-..........2,861,016..........114,979

..............................Total investment income....................11,164,025..........28,462,662..........6,495,431

Expenses:

..........Investment advisory fee....................626,671..........2,857,088..........303,682

..........Transfer agency fees and expenses....................490,332..........1,123,476..........181,639

..........Administrative fees....................417,780..........1,818,881..........257,623

..........Distribution Plan expenses:

....................Class A....................-..........1,461,897..........155,929

....................Class B....................-..........142,211..........50,198

....................Class C....................-..........144,228..........24,439

..........Trustees' fees and expenses....................49,753..........172,355..........21,119

..........Custodian fees....................40,611..........103,402..........34,461

..........Registration fees....................24,810..........55,862..........43,515

..........Reports to shareholders....................70,758..........178,612..........23,365..........

..........Professional fees....................25,030..........72,671..........13,903

..........Miscellaneous....................13,319..........136,314..........5,493

..............................Total expenses....................1,759,064..........8,266,997..........1,115,366

..............................Reimbursement from Advisor:

........................................Class I....................-..........-..........(8,772)

..............................Fees paid indirectly....................(29,289)..........(80,352)..........(18,844)

........................................Net expenses....................1,729,775..........8,186,645..........1,087,750

..........

........................................Net Investment Income....................9,434,250..........20,276,017..........5,407,681

Realized and Unrealized

Gain (Loss) on Investments

Net realized gain (loss) on:

..........Investments....................9,010..........(1,616,363)..........2,609,527

..........Foreign currency transactions....................-..........(10,223)..........-

..........Futures....................-..........709,531..........536,507

............................................................9,010..........(917,055)..........3,146,034

Change in unrealized appreciation or (depreciation):

..........Securities....................-..........(152,847,945)..........1,658,822

..........Assets and liabilities denominated

....................in foreign currencies....................-..........3,457..........-

..........Futures..............................-..........337,955..........213,699

..................................................-..........(152,506,533)..........1,872,521

..............................Net Realized and Unrealized

..............................Gain (Loss) on Investments....................9,010..........(153,423,588)..........5,018,555

..............................Increase (Decrease) in Net Assets

..............................Resulting From Operations....................$9,443,260..........($133,147,571)..........$10,426,236

See notes to financial statements.

Statements of Operations

Year Ended September 30, 2001

....................Equity..........Enhanced Equity

Net Investment Income..........Portfolio..........Portfolio

Investment Income:

..........Interest income..............................$558,837..........$4,169

..........Dividend income ..............................3,117,210..........554,639

....................Total investment income..............................3,676,047..........558,808

Expenses:

..........Investment advisory fee..............................1,574,851..........286,049

..........Transfer agency fees and expenses..............................786,896..........85,096

..........Administrative fees..............................627,129..........66,344

..........Distribution Plan expenses:

....................Class A..............................598,691..........67,764

....................Class B..............................271,235..........61,676

....................Class C..............................247,350..........40,658

..........Trustees' fees and expenses..............................80,981..........13,846

..........Custodian fees..............................36,698..........53,468

..........Registration fees..............................66,049..........38,484

..........Reports to shareholders..............................99,882..........9,295

..........Professional fees..............................35,363..........11,001

..........Miscellaneous..............................18,921..........3,740

..............................Total expenses..............................4,444,046..........737,421

..............................Reimbursement from Advisor:

........................................Class A..............................-..........(30,302)

........................................Class I..............................(7,114)..........(19,103)

..............................Fees paid indirectly..............................(75,215)..........(32,149)

........................................Net expenses..............................4,361,717..........655,867

........................................Net Investment Income (Loss)..............................(685,670)..........(97,059)

Realized and Unrealized

Gain (Loss) on Investments

Net realized gain (loss)..............................11,187,576..........(548,445)

Change in unrealized appreciation or (depreciation)..............................(52,220,104)..........(13,783,723)

........................................Net Realized and Unrealized

........................................Gain (Loss) on Investments..............................(41,032,528)..........(14,332,168)

........................................Increase (Decrease) in Net Assets

........................................Resulting From Operations..............................($41,718,198)..........($14,429,227)

See notes to financial statements.

Technology portfolio

Statement of Operations

From Inception October 31, 2000 Through September 30, 2001

Net Investment Income....................

Investment Income:

..........Interest income....................$1,080

..........Dividend income (net of foreign taxes witheld of $36)....................629

....................Total investment income....................1,709

Expenses:

..........Investment advisory fee....................43,562

..........Transfer agency fees and expenses....................52,701

..........Accounting fees....................13,020

..........Distribution Plan expenses:

....................Class A....................4,750

....................Class B....................4,811

....................Class C....................1,096

..........Directors' fees and expenses....................7,420

..........Administrative fees....................6,724

..........Custodian fees....................18,913

..........Registration fees....................47,371

..........Reports to shareholders....................1,767

..........Professional fees....................8,040

..........Miscellaneous....................951

....................Total expenses....................211,126

....................Reimbursement from Advisor:

..............................Class A....................(59,417)

..............................Class B....................(21,782)

..............................Class C....................(15,433)

..............................Class I....................(35,861)

....................Fees paid indirectly....................(6,999)

..............................Net expenses....................71,634

..........

..............................Net Investment Income (Loss)....................(69,925)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss)....................(3,657,768)..........

Change in unrealized appreciation or (depreciation)....................(944,434)

........................................Net Realized and Unrealized Gain

........................................(Loss) on Investments....................(4,602,202)

........................................Increase (Decrease) in Net Assets

........................................Resulting From Operations....................($4,672,127)

See notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

....................Year Ended..........Year Ended..........

....................September 30,..........September 30, ..........

Increase (Decrease) in Net Assets..........2001..........2000..........

Operations:

..........Net investment income..............................$9,434,250..........$11,189,471..........

..........Net realized gain (loss)..............................9,010..........(18,568)..........

....................Increase (Decrease) in Net Assets

....................Resulting From Operations..............................9,443,260..........11,170,903..........

Distributions to shareholders from

..........Net investment income..............................(9,437,817)..........(11,180,235)..........

Capital share transactions:

..........Shares sold..............................168,608,655..........280,340,772..........

..........Reinvestment of distributions..............................8,956,434..........9,843,982..........

..........Shares redeemed..............................(178,262,978)..........(277,362,777)

....................Total capital share transactions..............................(697,889)..........12,821,977..........

..........Total Increase (Decrease) in Net Assets..............................(692,446)..........12,812,645..........

Net Assets

Beginning of year..............................206,753,379..........193,940,734..........

End of year (including undistributed net investment

..........income of $6,705 and $10,272, respectively.)..............................$206,060,933..........$206,753,379..........

Capital Share Activity

Shares sold........................................168,608,640..........280,340,772..........

Reinvestment of distributions..............................8,956,434..........9,843,982..........

Shares redeemed..............................(178,262,978)..........(277,362,777)..........

..........Total capital share activity..............................(698,004)..........12,821,977..........

See notes to financial statements.

Balanced Portfolio

Statements of Changes in Net Assets

....................Year Ended..........Year Ended....................

....................September 30, ..........September 30,..........

Increase (Decrease) in Net Assets..........2001..........2000....................

Operations:

..........Net investment income..............................$20,276,017..........$19,667,963..........

..........Net realized gain (loss)..............................(917,055)..........50,563,638..........

..........Change in net unrealized appreciation or (depreciation)..............................(152,506,533)..........21,487,828..........

....................Increase (Decrease) in Net Assets

....................Resulting From Operations..............................(133,147,571)..........91,719,429

Distributions to shareholders from

..........Net investment income:

....................Class A Shares..............................(17,782,140)..........(17,641,683)..........

....................Class B Shares..............................(269,293)..........(188,534)..........

....................Class C Shares..............................(264,123)..........(215,389)..........

....................Class I Shares..............................(1,407,248)..........(733,527)..........

..........Net realized gain:

....................Class A Shares..............................(51,016,823)..........(44,500,009)..........

....................Class B Shares..............................(1,026,194)..........(707,628)..........

....................Class C Shares..............................(1,145,576)..........(867,033)..........

....................Class I Shares..............................(3,671,286)..........(856,443)..........

..............................Total distributions..............................(76,582,683)..........(65,710,246)..........

Capital share transactions:

..........Shares sold:

....................Class A Shares..............................44,954,829..........52,437,627..........

....................Class B Shares..............................5,415,107..........4,913,689..........

....................Class C Shares..............................3,444,891..........3,413,432..........

....................Class I Shares..............................6,902,380..........37,788,984..........

..........Reinvestment of distributions:

....................Class A Shares..............................64,088,245..........57,776,773..........

....................Class B Shares..............................1,118,791..........765,377..........

....................Class C Shares..............................1,308,475..........1,029,216..........

....................Class I Shares..............................5,078,534..........1,589,970..........

..........Shares redeemed:

....................Class A Shares..............................(94,347,324)..........(139,176,804)..........

....................Class B Shares..............................(1,518,364)..........(2,399,106)..........

....................Class C Shares..............................(2,775,444)..........(3,322,536)..........

....................Class I Shares..............................(19,011,239)..........(2,766,927)..........

..............................Total capital share transactions..............................14,658,881..........12,049,695..........

..........Total Increase (Decrease) in Net Assets..............................(195,071,373)..........38,058,878..........

Net Assets..........

Beginning of year..............................783,728,315..........745,669,437..........

End of year (including undistributed net investment

..........income of $2,625,845 and $2,175,695, respectively.)..............................$588,656,942..........$783,728,315..........

See notes to financial statements.

Balanced Portfolio

Statements of Changes in Net Assets

Balanced Portfolio (Cont'd)

....................Year Ended..........Year Ended....................

....................September 30,..........September 30,..........

Capital Share Activity..........2001..........2000....................

Shares sold:

..........Class A Shares..............................1,577,805..........1,613,688..........

..........Class B Shares..............................194,064..........151,738..........

..........Class C Shares..............................122,465..........107,034..........

..........Class I Shares..............................241,240..........1,112,917..........

Reinvestment of distributions:

..........Class A Shares..............................2,267,879..........1,804,983..........

..........Class B Shares..............................39,755..........24,083..........

..........Class C Shares..............................46,818..........32,678..........

..........Class I Shares..............................180,629..........49,359..........

Shares redeemed:

..........Class A Shares..............................(3,337,985)..........(4,241,049)..........

..........Class B Shares..............................(54,708)..........(74,558)..........

..........Class C Shares..............................(100,822)..........(103,933)..........

..........Class I Shares..............................(711,135)..........(84,532)..........

....................Total capital share activity..............................466,005..........392,408..........

See notes to financial statements.

Bond Portfolio

Statements of Changes in Net Assets

....................Year Ended..........Year Ended..........

....................September 30,..........September 30,..........

Increase (Decrease) in Net Assets..........2001..........2000..........

Operations:

..........Net investment income..............................$5,407,681..........$4,891,654..........

..........Net realized gain (loss)..............................3,146,034..........345,075..........

..........Change in net unrealized appreciation or (depreciation)..............................1,872,521..........(1,231,630)..........

....................Increase (Decrease) in Net Assets

....................Resulting From Operations..............................10,426,236..........4,005,099..........

Distributions to shareholders from

..........Net investment income:

....................Class A Shares..............................(4,900,873)..........(4,589,743)..........

....................Class B Shares..............................(263,841)..........(174,216)..........

....................Class C Shares..............................(123,842)..........(99,724)..........

....................Class I Shares..............................(90,447)..........(38,433)..........

..........Net Realized Gain:

....................Class A Shares..............................-..........(31,268)..........

....................Class B Shares..............................-..........(1,372)..........

....................Class C Shares..............................-..........(907)..........

..............................Total distributions..............................(5,379,003)..........(4,935,663)..........

Capital share transactions:

..........Shares sold:

....................Class A Shares..............................32,073,213..........17,255,050..........

....................Class B Shares..............................5,013,863..........1,184,383..........

....................Class C Shares..............................2,060,986..........608,696..........

....................Class I Shares ..............................350,000..........1,000,000..........

..........Reinvestment of distributions:

....................Class A Shares..............................3,924,268..........3,739,452..........

....................Class B Shares..............................194,498..........140,920..........

....................Class C Shares..............................103,364..........89,015..........

....................Class I Shares..............................90,447..........38,433..........

..........Shares redeemed:

....................Class A Shares..............................(15,346,618)..........(15,547,073)..........

....................Class B Shares..............................(647,168)..........(847,730)..........

....................Class C Shares..............................(583,686)..........(643,767)

....................Class I Shares..............................(84,052)..........-

..............................Total capital share transactions..............................27,149,115..........7,017,379..........

..........Total Increase (Decrease) In Net Assets..............................32,196,348..........6,086,815..........

Net Assets..........

Beginning of year..............................77,582,906..........71,496,091..........

End of year (including undistributed net investment

..........income of $27,758 and $7,153, respectively.)..............................$109,779,254..........$77,582,906..........

See notes to financial statements.

Bond Portfolio

Statements of Changes in Net Assets

Bond Portfolio (Cont'd)

....................Year Ended..........Year Ended..........

....................September 30,..........September 30,..........

Capital Share Activity..........2001..........2000..........

Shares sold:

..........Class A Shares..............................1,971,955..........1,128,752..........

..........Class B Shares..............................311,522..........77,729..........

..........Class C Shares..............................128,212..........39,711..........

..........Class I Shares..............................22,479..........64,267..........

Reinvestment of distributions:

..........Class A Shares..............................247,417..........245,118..........

..........Class B Shares..............................12,261..........9,269..........

..........Class C Shares..............................6,549..........5,855..........

..........Class I Shares..............................5,688..........2,546..........

Shares redeemed:

..........Class A Shares..............................(964,788)..........(1,017,770)..........

..........Class B Shares..............................(40,958)..........(55,416)..........

..........Class C Shares..............................(36,854)..........(42,019)

..........Class I Shares..............................(5,063)..........-

....................Total capital share activity..............................1,658,420..........458,042..........

See notes to financial statements.

Equity Portfolio

Statements of Changes in Net Assets

....................Year Ended..........Year Ended....................

....................September 30,..........September 30,....................

Increase (Decrease) in Net Assets..........2001..........2000....................

Operations:

..........Net investment income (loss)..............................($685,670)..........($730,445)..........

..........Net realized gain (loss)..............................11,187,576..........17,263,093..........

..........Change in net unrealized appreciation or (depreciation)..............................(52,220,104)..........41,611,204..........

....................Increase (Decrease) in Net Assets

....................Resulting From Operations..............................(41,718,198)..........58,143,852..........

Distributions to shareholders from

..........Net realized gain:

....................Class A Shares..............................(12,117,377)..........(11,666,158)..........

....................Class B Shares..............................(1,186,676)..........(628,710)..........

....................Class C Shares..............................(1,181,056)..........(832,633)..........

....................Class I Shares..............................(139,065)..........(146,750)..........

..............................Total distributions..............................(14,624,174)..........(13,274,251)..........

Capital share transactions:

..........Shares sold:

....................Class A Shares..............................72,346,930..........63,510,764..........

....................Class B Shares..............................15,016,874..........12,279,735..........

....................Class C Shares..............................13,053,359..........9,179,785..........

....................Class I Shares..............................38,000..........2,293,700..........

..........Reinvestment of distributions:

....................Class A Shares..............................11,138,638..........10,635,324..........

....................Class B Shares..............................979,533..........502,661..........

....................Class C Shares..............................1,003,171..........751,372..........

....................Class I Shares..............................139,066..........146,750..........

..........Shares redeemed:

....................Class A Shares..............................(26,725,626)..........(39,793,723)..........

....................Class B Shares..............................(1,990,124)..........(1,584,105)..........

....................Class C Shares..............................(2,750,230)..........(2,787,035)..........

....................Class I Shares..............................(40,726)..........-..........

..............................Total capital share transactions..............................82,208,865..........55,135,228..........

..........Total Increase (Decrease) in Net Assets..............................25,866,493..........100,004,829..........

Net Assets

Beginning of year..............................285,171,824..........185,166,995..........

End of year........................................$311,038,317..........$285,171,824..........

See notes to financial statements.

Equity Portfolio

Statements of Changes in Net Assets

Equity Portfolio (Cont'd)

....................Year Ended..........Year Ended....................

....................September 30,..........September 30,....................

Capital Share Activity..........2001..........2000....................

Shares sold:

..........Class A Shares..............................2,305,088..........2,034,206..........

..........Class B Shares..............................494,815..........397,568..........

..........Class C Shares..............................459,369..........319,233..........

..........Class I Shares..............................1,262..........80,143..........

Reinvestment of distributions:

..........Class A Shares..............................350,886..........369,154..........

..........Class B Shares..............................31,792..........17,806..........

..........Class C Shares..............................34,776..........28,438..........

..........Class I Shares..............................4,366..........5,092..........

Shares redeemed:

..........Class A Shares..............................(849,982)..........(1,277,023)....................Class B Shares..............................(66,974)..........(51,828)..........

..........Class C Shares..............................(98,732)..........(97,563)..........

..........Class I Shares..............................(1,262)..........-..........

....................Total capital share activity..............................2,665,404..........1,825,226..........

See notes to financial statements.

Enhanced Equity Portfolio

StatementS of Changes in Net Assets

....................Year Ended..........Year Ended....................

....................September 30,..........September 30,....................

Increase (Decrease) in Net Assets..........2001..........2000....................

Operations:

..........Net investment income (loss)..............................($97,059)..........($55,812)..........

..........Net realized gain (loss)..............................(548,445)..........129,992..........

..........Change in net unrealized appreciation or (depreciation)..............................(13,783,723)..........7,319,477..........

....................Increase (Decrease) in Net Assets

....................Resulting From Operations..............................(14,429,227)..........7,393,657..........

Distributions to shareholders from

..........Net investment income:

....................Class A Shares..............................-..........(11,951)..........

....................Class I Shares..............................-..........(50,072)..........

..........Net realized gain:

....................Class A Shares..............................(153,785)..........-..........

....................Class B Shares..............................(47,908)..........-..........

....................Class C Shares..............................(32,464)..........-..........

....................Class I Shares..............................(150,790)..........-..........

..............................Total distributions..............................(384,947)..........(62,023)..........

Capital share transactions:

..........Shares sold:

....................Class A Shares..............................24,533,325..........8,395,512..........

....................Class B Shares..............................1,641,965..........2,400,445..........

....................Class C Shares..............................669,968..........2,051,975..........

....................Class I Shares..............................1,000..........117,931..........

..........Reinvestment of distributions:

....................Class A Shares..............................148,160..........11,418

....................Class B Shares..............................44,273..........-..........

....................Class C Shares..............................26,432..........-..........

....................Class I Shares..............................150,790..........50,069..........

..........Shares redeemed:

....................Class A Shares..............................(8,796,276)..........(2,007,985)..........

....................Class B Shares..............................(788,937)..........(697,484)..........

....................Class C Shares..............................(724,604)..........(340,036)..........

....................Class I Shares..............................(17,309,368)..........(146,233)..........

..............................Total capital share transactions..............................(403,272)..........9,835,612..........

..........Total Increase (Decrease) in Net Assets..............................(15,217,446)..........17,167,246..........

Net Assets..........

Beginning of year..............................54,607,038..........37,439,792..........

End of year ..............................$39,389,592..........$54,607,038..........

See notes to financial statements.

Enhanced Equity Portfolio

StatementS of Changes in Net Assets

Enhanced Equity Portfolio (Cont'd)

....................Year Ended..........Year Ended..........

....................September 30,..........September 30,..........

Capital Share Activity..........2001..........2000....................

Shares sold:

..........Class A Shares..............................1,539,984..........442,428..........

..........Class B Shares..............................97,389..........128,665..........

..........Class C Shares..............................38,796..........110,304..........

..........Class I Shares..............................62..........6,071..........

Reinvestment of distributions:

..........Class A Shares..............................8,039..........608

..........Class B Shares..............................2,469..........-

..........Class C Shares..............................1,469..........-..........

..........Class I Shares..............................8,120..........2,659..........

Shares redeemed:

..........Class A Shares..............................(529,439)..........(104,538)..........

..........Class B Shares..............................(47,570)..........(38,143)..........

..........Class C Shares..............................(41,860)..........(17,989)..........

..........Class I Shares..............................(1,113,859)..........(7,318)..........

....................Total capital share activity..............................(36,400)..........522,747..........

See notes to financial statements.

Technology Portfolio

Statement of Changes in Net Assets

............................................................From Inception,

....................October 31, 2000.............................. Through

....................Septmeber 30,

Increase (Decrease) in Net Assets....................2001

Operations:

..........Net investment income (loss)....................($69,925)

..........Net realized gain (loss) on investments....................(3,657,768)

..........Change in unrealized appreciation (depreciation)....................(944,434)

....................Increase (Decrease) in Net Assets

....................Resulting From Operations....................(4,672,127)

Capital share transactions:

..........Shares sold:

....................Class A shares....................4,548,302

....................Class B shares....................1,155,405

....................Class C shares....................291,115

....................Class I shares....................2,000,000

..........Shares redeemed:

....................Class A shares....................(245,105)

....................Class B shares....................(86,486)

....................Class C shares....................(11,665)

....................Class I shares....................-

..............................Total capital share transactions....................7,651,566

Total Increase (Decrease) in Net Assets....................2,979,439

Net Assets

Beginning of period....................-

End of period ....................$2,979,439

Capital Share Activity

Shares sold:

..........Class A shares....................515,210

..........Class B shares....................133,342

..........Class C shares....................33,127

..........Class I shares....................133,333

Shares redeemed:

..........Class A shares....................(35,067)

..........Class B shares....................(13,637)

..........Class C shares....................(2,176)

..........Class I shares....................-

....................Total capital share activity....................764,132

See notes to financial statements.

Notes to Financial Statements

Note A - Significant Accounting Policies

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Money Market, Balanced, Bond, Equity, Enhanced Equity (formerly Managed Index), and Technology. Technology commenced operations on October 31, 2000. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond and Technology are registered as non-diversified portfolios. Money Market shares are sold without sales charge. Balanced, Bond, Equity, Enhanced Equity and Technology have Class A, Class B, Class C and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Effective December 29, 2000, the Managed Index Portfolio's name was changed to Enhanced Equity Portfolio to better reflect its actively managed style, and to avoid confusion with the Calvert Social Index Fund.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates market. The Fund may invest in securities whose resale is subject to restrictions. Restricted securities and other securities for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were valued by the Board of Trustees as of September 30, 2001:

..............................Total Investments..........% of Net Assets..........

Balanced....................$15,944,310..........2.7%

Bond....................538,332..........0.5%

Equity....................1,367,116..........0.4%

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are amortized over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

Distributions to Shareholders: Distributions to shareholders are recorded by the

Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity, Enhanced Equity and Technology. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees are paid indirectly by credits earned on each Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets:

Money Market.....................30%

Balanced:

..........First $500 Million.....................425%

..........Next $500 Million.....................40%

..........Over $1 Billion.....................375%..........

Bond...............................35%

Equity.....................50%

Enhanced Equity.....................60%

Technology..............................1.25%

..........

The Advisor contractually reimbursed, Bond, Equity, Enhanced Equity and Technology for expenses of $8,772, $7,114, $49,405 and $132,493, respectively, for the periods ended September 30, 2001.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B, and Class C shares, allow the Portfolios to pay the Distributor for expenses and services associated with distribution of shares. The expenses of Money Market are limited to .25% annually of average daily net assets. The expenses paid may not exceed .35%, 1.0%, and 1.0% annually of average daily net assets of each Class A, Class B, and Class C for Balanced, Bond and Equity, respectively. The expenses paid may not exceed .25%, 1.0%, and 1.0% annually of average daily net assets of each Class A, Class B, and Class C for Enhanced Equity and Technology, respectively. Class I for Balanced, Bond, Equity, Enhanced Equity and Technology does not have Distribution Plan expenses.

The Distributor received the following amounts as its portion of the commissions charged on sales of the Funds shares for the periods ended September 30, 2001: $119,695 for Balanced, $34,994 for Bond, $134,461 for Equity, $16,229 for Enhanced Equity, and $11,569 for Technology.

Calvert Shareholder Services, Inc. (CSSI), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $243,285, $223,359, $35,215, $190,450, $18,928, and $6,443 for the periods ended September 30, 2001 for Money Market, Balanced, Bond, Equity, Enhanced Equity and Technology, respectively. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Calvert Administrative Services Company (CASC), an affiliate of the Advisor, provides administrative services for the Fund. For providing such services, CASC receives an annual fee, payable monthly, based on the following annual rates of average daily net assets:

Money Market...............................20%

Balanced (Class A, B, & C).....................275%

Balanced (Class I)...............................125%

Bond (Class A, B, & C).....................30%

Bond (Class I)...............................10%

Equity (Class A, B, & C).....................20%

Equity (Class I)...............................10%

Enhanced Equity (Class A, B, & C)...........15%

Enhanced Equity (Class I).....................10%

Technology (Class A, B, & C).....................25%

Technology (Class I)...............................05%

The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission an exemptive order permitting the Fund to make investments in these notes under certain conditions.

Each Trustee of the Funds who is not affiliated with the Advisor receives an annual fee of $15,430 plus $600 for each Board and Committee meeting attended. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board. Trustees' fees are allocated to each of the funds in the series served.

Note C - Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were:

........................................Enhanced

..........Balanced..........Bond..........Equity..........Equity..........Technology

Purchases: ....................$1,327,618,345....................$663,074,133..........$201,638,793..........$19,441,390..........$29,125,814

Sales:....................1,368,338,658....................657,274,266..........130,028,069..........19,923,340..........21,615,701

Money Market held only short-term investments.

The following table presents the cost of investments owned at September 30, 2001 for federal income tax purposes, the components of net unrealized appreciation (depreciation) and the net realized capital loss carryforwards as of September 30, 2001 with expiration dates:

..............................Money..............................

..............................Market..........Balanced..........Bond..........

Federal income tax cost of investments..............................$207,526,820..........$654,417,416..........$113,913,460

Unrealized appreciation........................................-..........29,286,875..........2,183,957

Unrealized (depreciation)........................................-..........(99,886,383)..........(5,146,572)

Net appreciation/(depreciation)..............................-..........(70,599,508)..........(2,962,615)

Capital loss carryforward.......... ..............................$43,273..........-..........-

Expiration dates........................................2004-2008.......... -..........-

........................................Enhanced

..............................Equity..........Equity..........Technology

Federal income tax cost of investments..............................$286,211,222..........$43,174,848..........$7,510,109

Unrealized appreciation........................................44,731,139..........3,208,252..........9,956

Unrealized (depreciation)........................................(23,275,525)..........(7,495,850)..........(4,612,158)

Net appreciation/(depreciation)..............................21,455,614..........(4,287,598)..........(4,602,202)

Capital loss carryforward.......... ..............................-..........-..........-

Expiration dates........................................-..........-..........-

Capital losses may be utilized to offset current and future capital gains until expiration.

As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. For the year ended September 30, 2001, the Fund effected transactions with other Calvert Portfolios, which resulted in net realized gains on sales of securities of $507,679 for Balanced and $86,330 for Bond. The purchases and sales transactions, executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940, were:

..............................Balanced..........Bond....................

Purchases..............................$251,730,500..........$28,980,000..........

Sales..............................268,192,714..........28,000,750..........

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Balanced Portfolio had $3,802,634 of outstanding borrowings at an interest rate of 3.875% at September 30, 2001. For the year ended September 30, 2001, borrowings by the Portfolios under the Agreement were as follows:

..............................Weighted....................Month of

....................Average..........Average..........Maximum..........Maximum

....................Daily..........Interest..........Amount..........Amount

Portfilio..........Balance..........Rate..........Borrowed..........Borrowed

Money Market..........$158,430..........6.44%..........$5,552,142..........March 2001

Balanced..........147,804..........5.65%..........10,151,340..........February 2001

Bond..........81,615..........5.84%..........4,813,300..........February 2001

Equity..........66,642..........5.17%..........6,619,621..........September 2001

Tax Information (Unaudited)............................................................

The Fund designates approximately $55,901,000, $12,908,000 and $385,000 as capital gain dividends paid during the taxable year ended September 30, 2001 for Balanced, Equity and Enhanced Equity, respectively...........

Money Market Portfolio

Financial Highlights

..........Years Ended

....................September 30,..........September 30,..........

....................2001..........2000....................

Net asset value, beginning..............................$1.00..........$1.00..........

Income from investment operations

..........Net investment income...............................045...........054..........

Distributions from

..........Net investment income..............................(.045)..........(.054)..........

..........

Net asset value, ending..............................$1.00..........$1.00..........

Total return*..............................4.63%..........5.53%..........

Ratios to average net assets:

..........Net investment income..............................4.52%..........5.39%..........

..........Total expenses...............................84%...........84%..........

..........Expenses before offsets...............................84%...........84%..........

..........Net expenses...............................83%...........82%..........

Net assets, ending (in thousands)..............................$206,061..........$206,753..........

....................Years Ended

..........September 30,..........September 30,..........September 30,....................

..........1999..........1998..........1997....................

Net asset value, beginning....................$1.00..........$1.00..........$1.00..........

Income from investment operations

..........Net investment income.....................045...........049...........048..........

Distributions from

..........Net investment income....................(.045)..........(.049)..........(.048)..........

Net asset value, ending....................$1.00..........$1.00..........$1.00..........

Total return*....................4.54%..........5.02%..........4.89%..........

Ratios to average net assets:

..........Net investment income....................4.43%..........4.92%..........4.79%..........

..........Total expenses.....................90%...........94%..........1.00%..........

..........Expenses before offsets.....................89%...........89%...........89%..........

..........Net expenses.....................87%...........87%...........87%..........

Net assets, ending (in thousands) ....................$193,941..........$172,701..........$166,111..........

Balanced Portfolio

Financial Highlights

..........Years Ended

....................September 30,..........September 30,..........

Class A Shares....................2001..........2000....................

Net asset value, beginning..............................$33.23..........$32.14..........

Income from investment operations

..........Net investment income...............................84...........86..........

..........Net realized and unrealized gain (loss)..............................(6.37)..........3.08..........

....................Total from investment operations..............................(5.53)..........3.94..........

Distributions from

..........Net investment income..............................(.82)..........(.80)..........

..........Net realized gains ..............................(2.40)..........(2.05)..........

....................Total distributions..............................(3.22)..........(2.85)..........

Total increase (decrease) in net asset value..............................(8.75)..........1.09..........

Net asset value, ending..............................$24.48..........$33.23..........

Total return*..............................(17.74%)..........12.75%..........

Ratios to average net assets:

..........Net investment income..............................2.98%..........2.58%..........

..........Total expenses..............................1.20%..........1.19%..........

..........Expenses before offsets..............................1.20%..........1.19%..........

..........Net expenses..............................1.19%..........1.17%..........

Portfolio turnover..............................214%..........184%..........

Net assets, ending (in thousands)..............................$532,008..........$705,355..........

....................Years Ended

..........September 30,..........September 30,..........September 30,..........

Class A Shares..........1999..........1998..........1997....................

Net asset value, beginning....................$32.45..........$34.88..........$31.35..........

Income from investment operations

..........Net investment income.....................68...........77...........83..........

..........Net realized and unrealized gain (loss)....................3.03...........92..........5.61..........

....................Total from investment operations....................3.71..........1.69..........6.44..........

Distributions from

..........Net investment income....................(.66)..........(.76)..........(.81)..........

..........Net realized gains....................(3.36)..........(3.36)..........(2.10)..........

....................Total distributions....................(4.02)..........(4.12)..........(2.91)..........

Total increase (decrease) in net asset value....................(.31)..........(2.43)..........3.53..........

Net asset value, ending....................$32.14..........$32.45..........$34.88..........

..........

Total return*....................11.52%..........5.50%..........21.94%..........

Ratios to average net assets:

..........Net investment income....................2.05%..........2.27%..........2.57%..........

..........Total expenses....................1.17%..........1.13%..........1.14%..........

..........Expenses before offsets....................1.17%..........1.13%..........1.14%..........

..........Net expenses....................1.15%..........1.11%..........1.12%..........

Portfolio turnover....................175%..........185%..........215%..........

Net assets, ending (in thousands)....................$708,655..........$673,907..........$675,306..........

Balanced Portfolio

Financial Highlights

..........Years Ended

....................September 30,..........September 30,..........

Class B Shares....................2001..........2000..........

Net asset value, beginning..............................$33.02..........$31.97

Income from investment operations

..........Net investment income...............................56...........53

..........Net realized and unrealized gain (loss)..............................(6.32)..........3.06

....................Total from investment operations..............................(5.76)..........3.59

Distributions from

..........Net investment income..............................(.53)..........(.49)

..........Net realized gains..............................(2.40)..........(2.05)

....................Total distributions..............................(2.93)..........(2.54)

Total increase (decrease) in net asset value..............................(8.69)..........1.05

Net asset value, ending..............................$24.33..........$33.02

Total return*..............................(18.54%)..........11.63%

Ratios to average net assets:

..........Net investment income..............................1.95%..........1.60%

..........Total expenses..............................2.22%..........2.20%

..........Expenses.......... before offsets..............................2.22%..........2.20%

..........Net expenses..............................2.20%..........2.18%

Portfolio turnover..............................214%..........184%

Net assets, ending (in thousands)..............................$14,361..........$13,580

..........Periods Ended

....................September 30,..........September 30,

Class B Shares....................1999..........1998 #

Net asset value, beginning..............................$32.38..........$34.37

Income from investment operations

..........Net investment income...............................35..........0.15

..........Net realized and unrealized gain (loss)..............................2.94..........(1.90)

....................Total from investment operations..............................3.29..........(1.75)

Distributions from

..........Net investment income..............................(.34)..........(0.24)

..........Net realized gains..............................(3.36)..........-

....................Total distributions..............................(3.70)..........(0.24)

Total increase (decrease) in net asset value..............................(.41)..........(1.99)

Net asset value, ending..............................$31.97..........$32.38

Total return*..............................10.15%..........(5.10%)

Ratios to average net assets:

..........Net investment income...............................85%..........1.22% (a)

..........Total expenses..............................2.40%..........3.59% (a)

..........Expenses.......... before offsets..............................2.40%..........2.43% (a)

..........Net expenses..............................2.38%..........2.41% (a)

Portfolio turnover..............................175%..........185%

Net assets, ending (in thousands)..............................$9,910..........$2,540

Balanced Portfolio

Financial Highlights

..........Years Ended

....................September 30,..........September 30,....................

Class C Shares....................2001..........2000....................

Net asset value, beginning..............................$32.74..........$31.70..........

Income from investment operations

..........Net investment income...............................56...........51..........

..........Net realized and unrealized gain (loss)..............................(6.29)..........3.05..........

....................Total from investment operations..............................(5.73)..........3.56..........

Distributions from

..........Net investment income..............................(.51)..........(.47)..........

..........Net realized gains..............................(2.40)..........(2.05)..........

....................Total distributions..............................(2.91)..........(2.52)..........

Total increase (decrease) in net asset value..............................(8.64)..........1.04..........

Net asset value, ending..............................$24.10..........$32.74..........

Total return*..............................(18.60%)..........11.64%..........

Ratios to average net assets:

..........Net investment income..............................1.98%..........1.58%..........

..........Total expenses..............................2.19%..........2.19%..........

..........Expenses before offsets..............................2.19%..........2.19%..........

..........Net expenses..............................2.18%..........2.17%..........

Portfolio turnover..............................214%..........184%..........

Net assets, ending (in thousands)..............................$12,889..........$15,263..........

....................Years Ended

..........September 30,..........September 30,..........September 30,..........

Class C Shares..........1999..........1998..........1997....................

Net asset value, beginning....................$32.05..........$34.52..........$31.05..........

Income from investment operations

..........Net investment income.....................36 ...........41...........47..........

..........Net realized and unrealized gain (loss)....................2.98...........89..........5.54..........

....................Total from investment operations....................3.34..........1.30..........6.01..........

Distributions from

..........Net investment income....................(.33)..........(.41)..........(.44)..........

..........Net realized gains....................(3.36)..........(3.36)..........(2.10)..........

....................Total distributions....................(3.69)..........(3.77)..........(2.54)..........

Total increase (decrease) in net asset value....................(.35)..........(2.47)..........3.47..........

Net asset value, ending....................$31.70..........$32.05..........$34.52..........

Total return*....................10.43%..........4.35%..........20.56%..........

Ratios to average net assets:

..........Net investment income....................1.04%..........1.16%..........1.42%..........

..........Total expenses....................2.19%..........2.25%..........2.29%..........

..........Expenses.......... before offsets....................2.19%..........2.25%..........2.29%..........

..........Net expenses....................2.17%..........2.23%..........2.27%..........

Portfolio turnover....................175%..........185%..........215%..........

Net assets, ending (in thousands)....................$13,646..........$11,483..........$8,898..........

Balanced Portfolio

Financial Highlights

....................Periods Ended

..........September 30..........September 30,..........September 30,

Class I Shares..........2001..........2000..........1999##

Net asset value, beginning....................$33.10..........$32.13..........$32.52..........

Income from investment operations

..........Net investment income.....................94...........88...........52

..........Net realized and unrealized gain (loss)....................(6.31)..........3.12..........(.35)..........

....................Total from investment operations....................(5.37)..........4.00...........17..........

Distributions from

..........Net investment income....................(.98)..........(.99)..........(.56)

..........Net realized gains....................(2.40)..........(2.04)..........-

....................Total distributions....................(3.38)..........(3.03)..........(.56)..........

Total increase (decrease) in net asset value....................(8.75)...........97..........(.39)..........

Net asset value, ending....................$24.35..........$33.10..........$32.13..........

Total return*....................(17.33%)..........12.97%...........52%..........

Ratios to average net assets:

..........Net investment income....................3.55%..........2.97%..........2.54% (a)..........

..........Total expenses.....................67%...........71%...........74% (a)..........

..........Expenses before offsets.....................67%...........71%...........74% (a)

..........Net expenses.....................66%...........69%...........73% (a)..........

Portfolio turnover....................214%..........184%..........175%..........

Net assets, ending (in thousands)....................$29,399..........$49,530..........$13,458

Bond Portfolio

Financial Highlights

..........Years Ended

....................September 30,..........September 30,..........

Class A Shares....................2001..........2000....................

Net asset value, beginning..............................$15.38..........$15.59..........

Income from investment operations

..........Net investment income..............................1.01..........1.06..........

..........Net realized and unrealized gain (loss)...............................99..........(.20)..........

....................Total from investment operations..............................2.00...........86..........

Distributions from

..........Net investment income..............................(1.00)..........(1.06)..........

..........Net realized gains..............................-..........(.01)..........

....................Total distributions..............................(1.00)..........(1.07)..........

Total increase (decrease) in net asset value..............................1.00..........(.21)..........

Net asset value, ending..............................$16.38..........$15.38..........

Total return*..............................13.46%..........5.76%..........

Ratios to average net assets:

..........Net investment income..............................6.32%..........6.90%..........

..........Total expenses..............................1.19%..........1.20%..........

..........Expenses before offsets..............................1.19%..........1.20%..........

..........Net expenses..............................1.17%..........1.16%..........

Portfolio turnover..............................955%..........1,011%..........

Net assets, ending (in thousands)..............................$96,736..........$71,525..........

....................Years Ended

..........September 30,..........September 30,..........September 30,..........

Class A Shares..........1999..........1998..........1997....................

Net asset value, beginning....................$16.88..........$16.64..........$16.06..........

Income from investment operations

..........Net investment income.....................93...........95...........96..........

..........Net realized and unrealized gain (loss)....................(.74)...........41...........58..........

....................Total from investment operations.....................19..........1.36..........1.54..........

Distributions from

..........Net investment income....................(.93)..........(.96)..........(.96)..........

..........Net realized gains....................(.55)..........(.16)..........-..........

....................Total distributions....................(1.48)..........(1.12)..........(.96)..........

Total increase (decrease) in net asset value....................(1.29)...........24...........58..........

Net asset value, ending....................$15.59..........$16.88..........$16.64..........

Total return*....................1.18%..........8.46%..........9.89%..........

Ratios to average net assets:

..........Net investment income....................5.79%..........5.69%..........5.85%..........

..........Total expenses....................1.13%..........1.14%..........1.23%..........

..........Expenses before offsets....................1.13%..........1.14%..........1.23%..........

..........Net expenses....................1.09%..........1.07%..........1.19%..........

Portfolio turnover....................570%..........620%..........319%..........

Net assets, ending (in thousands)....................$66,944..........$65,807..........$59,656..........

Bond Portfolio

Financial Highlights

..........Years Ended

....................September 30,..........September 30,..........

Class B Shares....................2001..........2000....................

Net asset value, beginning..............................$15.33..........$15.53..........

Income from investment operations

..........Net investment income...............................85...........90..........

..........Net realized and unrealized gain (loss)...............................98..........(.20)..........

....................Total from investment operations..............................1.83...........70..........

Distributions from

..........Net investment income..............................(0.84)..........(.89)..........

..........Net realized gains..............................-..........(.01)..........

....................Total distributions..............................(0.84)..........(.90)..........

Total increase (decrease) in net asset value..............................0.99..........(.20)..........

Net asset value, ending..............................$16.32..........$15.33..........

Total return*..............................12.31%..........4.61%..........

Ratios to average net assets:

..........Net investment income..............................5.21%..........5.89%..........

..........Total expenses..............................2.19%..........2.26%..........

..........Expenses.......... before offsets..............................2.19%..........2.26%..........

..........Net expenses..............................2.17%..........2.20%..........

Portfolio turnover..............................955%..........1,011%..........

Net assets, ending (in thousands)..............................$8,046..........$3,220..........

..........Periods Ended

....................September 30,..........September 30,

Class B Shares....................1999..........1998#

Net asset value, beginning..............................$16.84..........$16.69..........

Income from investment operations

..........Net investment income...............................74...........36

..........Net realized and unrealized gain (loss)..............................(.79)...........19..........

....................Total from investment operations..............................(.05)...........55..........

Distributions from

..........Net investment income..............................(.71)..........(.40)

..........Net realized gains..............................(.55)..........-

....................Total distributions..............................(1.26)..........(.40)..........

Total increase (decrease) in net asset value..............................(1.31)...........15..........

Net asset value, ending..............................$15.53..........$16.84..........

Total return*..............................(.29%)..........3.36%..........

Ratios to average net assets:

..........Net investment income..............................4.43%..........4.14% (a)..........

..........Total expenses..............................2.72%..........8.08% (a)..........

..........Expenses before offsets..............................2.56%..........2.55% (a)

..........Net expenses..............................2.50%..........2.50% (a)..........

Portfolio turnover..............................570%..........620%..........

Net assets, ending (in thousands)..............................$2,773..........$557

Bond Portfolio

Financial Highlights

..................................................Years Ended

....................September 30,..........September 30,..........

Class C Shares....................2001..........2000....................

Net asset value, beginning..............................$15.31..........$15.51..........

Income from investment operations

..........Net investment income...............................84...........86..........

..........Net realized and unrealized gain (loss)...............................96..........(.18)..........

....................Total from investment operations..............................1.80...........68..........

Distributions from

..........Net investment income..............................(.81)..........(.87)..........

..........Net realized gains..............................-..........(.01)..........

....................Total distributions..............................(.81)..........(.88)..........

Total increase (decrease) in net asset value...............................99..........(.20)..........

Net asset value, ending..............................$16.30..........$15.31..........

Total return*..............................12.06%..........4.48%..........

Ratios to average net assets:

..........Net investment income..............................5.10%..........5.64%..........

..........Total expenses..............................2.38%..........2.45%..........

..........Expenses before offsets..............................2.38%..........2.45%..........

..........Net expenses..............................2.36%..........2.40%..........

Portfolio turnover..............................955%..........1,011%..........

Net assets, ending (in thousands)..............................$3,524..........$1,810..........

..........Periods Ended

....................September 30,..........September 30,

Class C Shares....................1999..........1998###

Net asset value, beginning..............................$16.84..........$16.81..........

Income from investment operations

..........Net investment income...............................74...........21

..........Net realized and unrealized gain (loss)..............................(.80)...........08..........

....................Total from investment operations..............................(.06)...........29..........

Distributions from

..........Net investment income..............................(.72)..........(.26)

..........Net realized gains..............................(.55)..........-

....................Total distributions..............................(1.27)..........(.26)..........

Total increase (decrease) in net asset value..............................(1.33)...........03..........

Net asset value, ending..............................$15.51..........$16.84..........

Total return*..............................(.40%)..........1.75%..........

Ratios to average net assets:

..........Net investment income..............................4.41%..........4.06% (a)..........

..........Total expenses..............................2.85%..........7.09% (a)..........

..........Expenses before offsets..............................2.55%..........2.74% (a)

..........Net expenses..............................2.50%..........2.50% (a)..........

Portfolio turnover..............................570%..........620%..........

Net assets, ending (in thousands)..............................$1,779..........$399

Bond Portfolio

Financial Highlights

..........Periods Ended

....................September 30,..........September 30,

Class I Shares....................2001..........2000####

Net asset value, beginning..............................$15.39..........$15.56..........

Income from investment operations

..........Net investment income..............................1.11...........60

..........Net realized and unrealized gain (loss)...............................99..........(.18)..........

....................Total from investment operations..............................2.10...........42..........

Distributions from

..........Net investment income..............................(1.10)..........(.59)..........

....................Total distributions..............................(1.10)..........(.59)..........

Total increase (decrease) in net asset value..............................1.00..........(.17)..........

Net asset value, ending..............................$16.39..........$15.39

Total return*..............................14.12%..........2.83%..........

Ratios to average net assets:

..........Net investment income..............................6.82%..........7.85% (a)..........

..........Total expenses..............................1.28%..........1.19% (a)..........

..........Expenses before offsets...............................62%...........65% (a)

..........Net expenses...............................60%...........60% (a)..........

Portfolio turnover..............................955%..........1,011%..........

Net assets, ending (in thousands)..............................$1,473..........$1,028

Equity Portfolio

Financial Highlights

..........Years Ended

....................September 30,..........September 30,..........

Class A Shares....................2001..........2000....................

Net asset value, beginning..............................$33.05..........$27.06..........

Income from investment operations

..........Net investment income (loss)..............................(.02)..........(.06)..........

..........Net realized and unrealized gain (loss)..............................(3.68)..........7.88..........

....................Total from investment operations..............................(3.70)..........7.82..........

Distributions from

..........Net realized gains..............................(1.63)..........(1.83)..........

....................Total distributions..............................(1.63)..........(1.83)..........

Total increase (decrease) in net asset value..............................(5.33)..........5.99..........

Net asset value, ending..............................$27.72..........$33.05..........

Total return*..............................(11.82%)..........29.91%..........

Ratios to average net assets:

..........Net investment income (loss)..............................(.07%)..........(.20%)..........

..........Total expenses..............................1.26%..........1.26%..........

..........Expenses before offsets..............................1.26%..........1.26%..........

..........Net expenses..............................1.24%..........1.13%..........

Portfolio turnover..............................43%..........49%..........

Net assets, ending (in thousands)..............................$252,068..........$240,844..........

....................Years Ended

..........September 30,..........September 30,..........September 30,..........

Class A Shares..........1999..........1998..........1997....................

Net asset value, beginning....................$20.36..........$27.77..........$22.54..........

Income from investment operations

..........Net investment income (loss)....................(.07)..........(.04)..........-....................Net realized and unrealized gain (loss)....................6.78..........(4.01)..........6.73..........

....................Total from investment operations....................6.71..........(4.05)..........6.73..........

Distributions from

..........Net investment income....................-..........-..........(.01)....................Net realized gains....................(.01)..........(3.36)..........(1.49)..........

....................Total distributions....................(.01)..........(3.36)..........(1.50)..........

Total increase (decrease) in net asset value....................6.70..........(7.41)..........$5.23..........

Net asset value, ending....................$27.06..........$20.36..........$27.77..........

Total return*....................32.98%..........(15.70%)..........31.34%..........

Ratios to average net assets:

..........Net investment income (loss)....................(.28%)..........(.14%)...........03%..........

..........Total expenses....................1.22%..........1.16%..........1.21%..........

..........Expenses before offsets....................1.22%..........1.16%..........1.21%..........

..........Net expenses....................1.10%..........1.07%..........1.20%..........

..........Portfolio turnover....................51%..........110%..........93%..........

Net assets, ending (in thousands)....................$166,716..........$128,683..........$147,002..........

Equity Portfolio

Financial Highlights

..................................................Years Ended

....................September 30,..........September 30,..........

Class B Shares....................2001..........2000..........

Net asset value, beginning..............................$32.17..........$26.60

Income from investment operations

..........Net investment income (loss)..............................(.24)..........(.23)..........

..........Net realized and unrealized gain (loss)..............................(3.63)..........7.63..........

....................Total from investment operations..............................(3.87)..........7.40..........

Distributions from

..........Net realized gains..............................(1.63)..........(1.83)..........

Total increase (decrease) in net asset value..............................(5.50)..........5.57..........

Net asset value, ending..............................$26.67..........$32.17..........

Total return*..............................(12.71%)..........28.78%..........

Ratios to average net assets:

..........Net investment income (loss)..............................(1.00%)..........(1.04%)..........

..........Total expenses..............................2.20%..........2.20%..........

..........Expenses.......... before offsets..............................2.20%..........2.20%..........

..........Net expenses..............................2.17%..........1.97%..........

Portfolio turnover..............................43%..........49%..........

Net assets, ending (in thousands)..............................$30,015..........$21,416..........

..........Periods Ended

....................September 30,..........September 30,

Class B Shares....................1999..........1998 #

Net asset value, beginning..............................$20.26..........$26.01

Income from investment operations

..........Net investment income (loss)..............................(.15)..........(.09)..........

..........Net realized and unrealized gain (loss)..............................6.50..........(5.66)

....................Total from investment operations..............................6.35..........(5.75)

Distributions from

..........Net realized gains..............................(.01)..........--

Total increase (decrease) in net asset value..............................6.34..........(5.75)

Net asset value, ending..............................$26.60..........$20.26

Total return*..............................31.37%..........(22.11%)

Ratios to average net assets:

..........Net investment income (loss)..............................(1.41%)..........(1.55%) (a)

..........Total expenses..............................2.43%..........4.12% (a)

..........Expenses.......... before offsets..............................2.43%..........3.19% (a)

..........Net expenses..............................2.21%..........2.56% (a)

Portfolio turnover..............................51%..........110%

Net assets, ending (in thousands)..............................$8,038..........$1,670

Equity Portfolio

Financial Highlights

..........Years Ended

....................September 30,..........September 30,..........

Class C Shares....................2001..........2000....................

Net asset value, beginning..............................$30.13..........$25.00..........

Income from investment operations.

..........Net investment income (loss)..............................(.22)..........(.24)..........

..........Net realized and unrealized gain (loss)..............................(3.37)..........7.20..........

....................Total from investment operations..............................(3.59)..........6.96..........

Distributions from

..........Net realized gains..............................(1.63)..........(1.83)..........

Total increase (decrease) in net asset value..............................(5.22)..........5.13..........

Net asset value, ending..............................$24.91..........$30.13..........

Total return*..............................(12.63%)..........28.87%..........

Ratios to average net assets:

..........Net investment income (loss)..............................(.94%)..........(1.01%) ..........

..........Total expenses..............................2.14%..........2.15%..........

..........Expenses before offsets..............................2.14%..........2.15%..........

..........Net expenses..............................2.11%..........1.94%..........

Portfolio turnover..............................43%..........49%..........

Net assets, ending (in thousands)..............................$26,455..........$20,086..........

....................Years Ended

..........September 30,..........September 30,..........September 30,....................

Class C Shares..........1999..........1998..........1997....................

Net asset value, beginning....................$19.00..........$26.37..........$21.71..........

Income from investment operations.

..........Net investment income (loss)....................(.11)..........(.16)..........(.05)..........

..........Net realized and unrealized gain (loss)....................6.12..........(3.85)..........6.21..........

....................Total from investment operations....................6.01..........(4.01)..........6.16..........

Distributions from

..........Net investment income....................-..........-..........(.01)..........

..........Net realized gains....................(.01)..........(3.36)..........(1.49)..........

....................Total distributions....................(.01)..........(3.36)..........(1.50)..........

Total increase (decrease) in net asset value....................6.00..........(7.37)..........4.66..........

Net asset value, ending....................$25.00..........$19.00..........$26.37..........

Total return*....................31.66%..........(16.47%)..........29.84%..........

Ratios to average net assets:

..........Net investment income (loss)....................(1.21%)..........(1.17%)..........(1.08%)..........

..........Total expenses....................2.22%..........2.21%..........2.31%..........

..........Expenses before offsets....................2.22%..........2.21%..........2.31%..........

..........Net expenses....................2.01%..........2.09%..........2.30%..........

Portfolio turnover....................51%..........110%..........93%..........

Net assets, ending (in thousands)....................$10,413..........$5,981..........$6,249..........

Equity Portfolio

Financial Highlights

..........Periods Ended

....................September 30,..........September 30,

Class I Shares....................2001..........2000 #####

Net asset value, beginning..............................$33.15..........$28.64..........

Income from investment operations

..........Net investment income...............................11...........05

..........Net realized and unrealized gain (loss)..............................(3.72)..........6.29

....................Total from investment operations..............................(3.61)..........6.34

Distributions from

..........Net realized gains..............................(1.63)..........(1.83)

Total increase (decrease) in net asset value..............................(5.24)..........4.51

Net asset value, ending..............................$27.91..........$33.15

Total return*..............................(11.49%)..........23.10%

Ratios to average net assets:

..........Net investment income...............................36%...........16% (a)

..........Total expenses..............................1.07%..........1.18% (a)

..........Expenses before offsets...............................82%...........86% (a)

..........Net expenses...............................80%...........80% (a)

Portfolio turnover..............................43%..........49%

Net assets, ending (in thousands)..............................$2,501..........$2,826

Enhanced Equity Portfolio

Financial Highlights

....................

..........Years Ended..........

....................September 30,..........September 30,

Class A Shares....................2001..........2000

Net asset value, beginning..............................$19.91..........$16.83

Income from investment operations

..........Net investment income (loss)..............................(.01)..........(.02)

..........Net realized and unrealized gain (loss)..............................(5.12)..........3.11

....................Total from investment operations..............................(5.13)..........3.09

Distributions from

..........Net investment income..............................-..........(.01)

..........Net realized gain..............................(.14)..........-

Total increase (decrease) in net asset value..............................(5.27)..........3.08

Net asset value, ending..............................$14.64..........$19.91

Total return*..............................(25.93%)..........18.39%

Ratios to average net assets:

..........Net investment income (loss)..............................(.06%)..........(.14%)

..........Total expenses..............................1.43%..........1.52%

..........Expenses before offsets..............................1.32%..........1.33%

..........Net expenses..............................1.25%..........1.25%

Portfolio turnover..............................39%..........43%

Net assets, ending (in thousands)..............................$30,525..........$21,239

....................

..........Periods Ended..........

....................September 30,..........September 30,

Class A Shares....................1999..........1998^

Net asset value, beginning..............................$13.54..........$15.00..........

Income from investment operations

..........Net investment income (loss)...............................03...........02

..........Net realized and unrealized gain (loss)..............................3.31..........(1.48)..........

....................Total from investment operations..............................3.34..........(1.46)..........

Distributions from

..........Net investment income..............................(.05)..........--

Total increase (decrease) in net asset value..............................3.29..........(1.46)..........

Net asset value, ending..............................$16.83..........$13.54..........

Total return*..............................24.68%..........(9.73%)..........

Ratios to average net assets:

..........Net investment income (loss)...............................14%...........42% (a)..........

..........Total expenses..............................1.59%..........1.86% (a)..........

..........Expenses before offsets..............................1.31%..........1.01% (a)..........

..........Net expenses..............................1.25%...........95% (a)..........

Portfolio turnover..............................56%..........27%..........

Net assets, ending (in thousands)..............................$12,257..........$4,401..........

Enhanced Equity Portfolio

Financial Highlights

..........Years Ended

....................September 30,..........September 30,

Class B Shares....................2001..........2000

Net asset value, beginning..............................$19.41..........$16.58

Income from investment operations

..........Net investment income (loss)..............................(.20)..........(.16)

..........Net realized and unrealized gain (loss)..............................(4.95)..........2.99

....................Total from investment operations..............................(5.15)..........2.83

Distributions from

..........Net realized gain..............................(.14)..........-

Total increase (decrease) in net asset value..............................(5.29)..........2.83

Net asset value, ending..............................$14.12..........$19.41

..........

Total return*..............................(26.70%)..........17.07%

Ratios to average net assets:

..........Net investment income (loss)..............................(1.18%)..........(1.21%)

..........Total expenses..............................2.42%..........2.41%

..........Expenses.......... before offsets..............................2.42%..........2.41%

..........Net expenses..............................2.36%..........2.32%

Portfolio turnover..............................39%..........43%

Net assets, ending (in thousands)..............................$5,488..........$6,531

..........Periods Ended

....................September 30,..........September 30,

Class B Shares....................1999..........1998 ^

Net asset value, beginning..............................$13.48..........$15.00

Income from investment operations

..........Net investment income (loss)..............................(.11)..........(.03)

..........Net realized and unrealized gain (loss)..............................3.21..........(1.49)

....................Total from investment operations..............................3.10..........(1.52)

Total increase (decrease) in net asset value..............................3.10..........(1.52)

Net asset value, ending..............................$16.58..........$13.48

..........

Total return*..............................23.00%..........(10.13%)

Ratios to average net assets:

..........Net investment income (loss)..............................(1.11%)..........(.98%) (a)

..........Total expenses..............................2.67%..........5.61% (a)

..........Expenses.......... before offsets..............................2.56%..........2.56% (a)

..........Net expenses..............................2.50%..........2.50% (a)

Portfolio turnover..............................56%..........27%

Net assets, ending (in thousands)..............................$4,078..........$975

Enhanced Equity Portfolio

Financial Highlights

....................

..........Years Ended..........

....................September 30,..........September 30,

Class C Shares....................2001..........2000

Net asset value, beginning..............................$19.48..........$16.62

Income from investment operations

..........Net investment income (loss)..............................(.19)..........(.14)

..........Net realized and unrealized gain (loss)..............................(4.99)..........3.00

....................Total from investment operations..............................(5.18)..........2.86

Distributions from

..........Net realized gain..............................(.14)..........-

Total increase (decrease) in net asset value..............................(5.32)..........2.86

Net asset value, ending..............................$14.16..........$19.48

Total return*..............................(26.76%)..........17.21%

Ratios to average net assets:

..........Net investment income (loss)..............................(1.14%)..........(1.15%)

..........Total expenses..............................2.38%..........2.35%

..........Expenses before offsets..............................2.38%..........2.35%

..........Net expenses..............................2.32%..........2.27%

Portfolio turnover..............................39%..........43%

Net assets, ending (in thousands)..............................$3,376..........$4,674

..........Periods Ended..........

....................September 30,..........September 30,

Class C Shares....................1999..........1998###

Net asset value, beginning..............................$13.52..........$14.52..........

Income from investment operations

..........Net investment income (loss)..............................(.09)..........(.02)

..........Net realized and unrealized gain (loss)..............................3.19..........(.98)..........

....................Total from investment operations..............................3.10..........(1.00)..........

Total increase (decrease) in net asset value..............................3.10..........(1.00)..........

Net asset value, ending..............................$16.62..........$13.52..........

Total return*..............................22.93%..........(6.89%)..........

Ratios to average net assets:

..........Net investment income (loss)..............................(1.12%)..........(.96%) (a)..........

..........Total expenses..............................2.68%..........4.82% (a)..........

..........Expenses before offsets..............................2.56%..........2.56% (a)..........

..........Net expenses..............................2.50%..........2.50% (a)..........

Portfolio turnover..............................56%..........27%..........

Net assets, ending (in thousands)..............................$2,454..........$397..........

Enhanced Equity Portfolio

Financial Highlights

..........Years Ended

....................September 30,..........September 30,

Class I Shares....................2001..........2000

Net asset value, beginning..............................$20.04..........$16.89

Income from investment operations

..........Net investment income...............................07...........07

..........Net realized and unrealized gain (loss)..............................(5.13)..........3.13

....................Total from investment operations..............................(5.06)..........3.20

Distributions from

..........Net investment income..............................-..........(.05)

..........Net realized gain..............................(.14)..........-

Total increase (decrease) in net asset value..............................(5.20)..........3.15

Net asset value, ending..............................$14.84..........$20.04

..........

Total return*..............................(25.40%)..........18.94%

Ratios to average net assets:

..........Net investment income...............................38%...........37%

..........Total expenses..............................1.00%...........95%

..........Expenses.......... before offsets...............................82%...........83%

..........Net expenses...............................75%...........75%

Portfolio turnover..............................39%..........43%

Net assets, ending (in thousands)..............................$1..........$22,163

..........Periods Ended

....................September 30,..........September 30,

Class I Shares....................1999..........1998 ^

Net asset value, beginning..............................$13.54..........$15.00

Income from investment operations

..........Net investment income...............................11...........04

..........Net realized and unrealized gain (loss)..............................3.29..........(1.50)

....................Total from investment operations..............................3.40..........(1.46)

Distributions from

..........Net investment income..............................(.05)..........--

Total increase (decrease) in net asset value..............................3.35..........(1.46)

Net asset value, ending..............................$16.89..........$13.54

..........

Total return*..............................25.09%..........(9.73%)

Ratios to average net assets:

..........Net investment income...............................65%...........54% (a)

..........Total expenses...............................91%..........1.03% (a)

..........Expenses.......... before offsets...............................81%...........81% (a)

..........Net expenses...............................75%...........75% (a)

Portfolio turnover..............................56%..........27%

Net assets, ending (in thousands)..............................$18,652..........$14,897

Technology Portfolio

Financial Highlights

..............................Period Ended

..............................September 30,

Class A Shares..............................2001 ^^

Net asset value, beginning....................$15.00

Income from investment operations

..........Net investment income....................(.13)

..........Net realized and unrealized gain (loss)....................(10.97)..........

....................Total from investment operations....................(11.10)..........

Total increase (decrease) in net asset value....................(11.10)..........

Net asset value, ending....................$3.90

Total return*....................(74.00%)..........

Ratios to average net assets:

..........Net investment income....................(2.08%) (a)

..........Total expenses....................5.43% (a)..........

..........Expenses before offsets....................2.30% (a)

..........Net expenses....................2.10% (a)

Portfolio turnover....................596%..........

Net assets, ending (in thousands)....................$1,873

..............................Period Ended

..............................September 30,

Class B Shares..............................2001 ^^

Net asset value, beginning....................$15.00..........

Income from investment operations

..........Net investment income (loss)....................(.20)

..........Net realized and unrealized gain (loss)....................(10.94)..........

....................Total from investment operations....................(11.14)..........

Total increase (decrease) in net asset value....................(11.14)

Net asset value, ending....................$3.86

Total return*....................(74.27%)..........

Ratios to average net assets:

..........Net investment income (loss)....................(3.08%) (a)..........

..........Total expenses....................7.83% (a)..........

..........Expenses before offsets....................3.30% (a)

..........Net expenses....................3.10% (a)..........

Portfolio turnover....................596%..........

Net assets, ending (in thousands)....................$462

Technology Portfolio

Financial Highlights

..............................Period Ended

..............................September 30,

Class C Shares..............................2001 ^^

Net asset value, beginning....................$15.00..........

Income from investment operations

..........Net investment income (loss)....................(.20)

..........Net realized and unrealized gain (loss)....................(10.92)..........

....................Total from investment operations....................(11.12)..........

Total increase (decrease) in net asset value....................(11.12)..........

Net asset value, ending....................$3.88

Total return*....................(74.13%)..........

Ratios to average net assets:

..........Net investment income (loss)....................(3.08%) (a)..........

..........Total expenses....................17.38% (a)..........

..........Expenses before offsets....................3.30% (a)

..........Net expenses....................3.10% (a)..........

Portfolio turnover....................596%..........

Net assets, ending (in thousands)....................$120

..............................Period Ended

..............................September 30,

Class I Shares..............................2001 ^^

Net asset value, beginning....................$15.00..........

Income from investment operations

..........Net investment income....................(.10)

..........Net realized and unrealized gain (loss)....................(10.97)..........

....................Total from investment operations....................(11.07)..........

Total increase (decrease) in net asset value....................(11.07)..........

Net asset value, ending....................$3.93

Total return*....................(73.80%)..........

Ratios to average net assets:

..........Net investment income....................(1.23%) (a)..........

..........Total expenses....................5.16% (a)..........

..........Expenses before offsets....................1.55% (a)

..........Net expenses....................1.35% (a)..........

Portfolio turnover....................596%..........

Net assets, ending (in thousands)....................$524

..........

(a).......... Annualized

*..........Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred .................... sales charge.

#....................From April 1, 1998 inception.

##....................From March 1, 1999 inception.

###..........From June 1, 1998 inception.

#### ..........From March 31, 2000 inception.

##### ..........From November 1, 1999 inception.

^....................From April 15, 1998 inception...........

^^ ....................From October 31, 2000 inception.

See notes to financial statements.

Calvert Social

Investment Fund

To Open an Account

800-368-2748

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(24 hours, 7 days a week)

800-368-2745

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Shareholders: 800-368-2745

Brokers: 800-368-2746

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800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's

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